UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Natural Resources Fund
AllianzGI Global Small-Cap Fund
AllianzGI Health Sciences Fund
AllianzGI Income & Growth Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Small-Cap Blend Fund
AllianzGI Technology Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—93.5%

Brazil—4.6%
BM&FBovespa S.A.	332,700	$1,423,088
Cielo S.A.	238,605	2,320,586
Fibria Celulose S.A.	128,400	1,083,436
JBS S.A.	858,891	2,615,621
Porto Seguro S.A.	180,676	1,368,769
Qualicorp S.A.	298,200	1,233,222
Smiles S.A.	81,800	864,716

		10,909,438

China—16.7%
AAC Technologies Holdings, Inc.	119,000	910,641
Agricultural Bank of China Ltd., Class H	4,919,000	1,769,659
Air China Ltd., Class H	1,146,000	811,804
China Citic Bank Corp., Ltd., Class H (c)	3,486,000	2,141,236
China Communications Construction Co., Ltd., Class H	3,170,000	3,790,830
China Construction Bank Corp., Class H	3,047,000	1,954,490
China Everbright Bank Co., Ltd., Class H	3,447,000	1,662,341
China Petroleum & Chemical Corp., Class H	5,718,000	3,721,718
China Telecom Corp., Ltd., Class H	2,778,000	1,470,737
CNOOC Ltd.	3,978,000	4,647,573
NetEase, Inc. ADR	18,700	2,684,946
New Oriental Education & Technology Group, Inc. ADR	211,100	7,301,949
PetroChina Co., Ltd., Class H	1,424,000	942,480
Sinopec Shanghai Petrochemical Co., Ltd., Class H (c)	2,748,000	1,394,927
Skyworth Digital Holdings Ltd.	3,094,000	1,918,056
Tencent Holdings Ltd.	121,500	2,485,558

		39,608,945

Hong Kong—4.2%
Bank of East Asia Ltd.	332,800	1,241,775
BOC Hong Kong Holdings Ltd.	231,500	691,545
Hang Seng Bank Ltd.	184,200	3,266,362
Link REIT	476,500	2,827,641
Yue Yuen Industrial Holdings Ltd.	550,000	1,894,463

		9,921,786

India—8.0%
Apollo Tyres Ltd.	984,703	2,619,296
Aurobindo Pharma Ltd.	109,443	1,230,952
HCL Technologies Ltd.	229,132	2,813,715
Housing Development Finance Corp. Ltd.	121,942	2,037,435
Infosys Ltd.	352,041	6,477,220
LIC Housing Finance Ltd.	373,806	2,771,242
Sintex Industries Ltd.	838,217	969,111

		18,918,971

Indonesia—0.6%
Indofood Sukses Makmur Tbk PT	2,549,000	1,388,723

Korea (Republic of)—20.3%
Daesang Corp.	46,255	1,174,623
Hyosung Corp.	26,761	3,368,095
Kia Motors Corp.	89,976	3,800,676
Korea Electric Power Corp.	146,272	7,662,521
KT&G Corp. (c)	28,644	2,758,131
LG Chem Ltd.	3,430	984,379
LG Electronics, Inc.	25,355	1,366,868
LG Uplus Corp.	465,752	4,501,206
Lotte Chemical Corp.	18,293	5,470,891
POSCO	7,460	1,423,054
Samsung Electronics Co., Ltd.	7,232	8,299,490
Shinhan Financial Group Co., Ltd.	73,426	2,584,583
SK Hynix, Inc.	130,218	3,205,663
SK Innovation Co., Ltd. (c)	10,711	1,614,308

		48,214,488

Mexico—2.5%
Gruma S.A.B. de C.V., Class B	367,413	5,826,626

	Shares	Value*

Poland—0.9%
PGE Polska Grupa Energetyczna S.A.	557,114	$2,083,104

Russian Federation—3.8%
Lukoil PJSC ADR	92,108	3,538,329
Sberbank of Russia PJSC ADR	582,375	4,041,682
Severstal PAO GDR	134,203	1,419,868

		8,999,879

South Africa—5.8%
AngloGold Ashanti Ltd. ADR (c)	85,400	1,169,126
AVI Ltd.	207,945	1,223,691
Bidvest Group Ltd.	117,930	2,976,088
MTN Group Ltd.	158,497	1,447,456
Netcare Ltd.	498,480	1,218,067
Sasol Ltd.	65,671	1,948,751
Vodacom Group Ltd.	356,198	3,869,054

		13,852,233

Taiwan—13.2%
Asustek Computer, Inc.	228,000	2,045,928
Cathay Financial Holding Co., Ltd.	763,000	912,876
Chunghwa Telecom Co., Ltd.	1,583,000	5,386,447
Pegatron Corp.	474,000	1,103,470
Powertech Technology, Inc.	814,000	1,844,768
Siliconware Precision Industries Co., Ltd.	765,635	1,236,581
SinoPac Financial Holdings Co., Ltd.	1,508,530	466,357
Taiwan Semiconductor Manufacturing Co., Ltd.	3,116,000	15,542,085
Uni-President Enterprises Corp.	1,547,000	2,716,626

		31,255,138

Thailand—1.8%
PTT Global Chemical PCL NVDR	1,420,300	2,442,133
Thai Union Group PCL NVDR	3,125,600	1,856,599

		4,298,732

Turkey—5.2%
Tupras Turkiye Petrol Rafinerileri AS (c)	174,279	4,908,685
Turk Hava Yollari AO (c)	2,671,175	7,390,021

		12,298,706

United Kingdom—1.3%
British American Tobacco PLC	31,310	1,826,283
Mondi PLC	64,412	1,231,766

		3,058,049

United States—4.6%
Flextronics International Ltd. (c)	126,100	1,520,766
Kimberly-Clark Corp.	31,790	4,276,073
Lear Corp.	47,034	5,228,770

		11,025,609

Total Common Stock (cost—$209,063,314)		221,660,427

PREFERRED STOCK—4.5%

Brazil—2.1%
Banco Bradesco S.A.	367,800	2,768,998
Suzano Papel e Celulose S.A., Class A	631,000	2,221,701

		4,990,699

Russian Federation—2.4%
Surgutneftegas OAO (b)	8,350,551	5,594,869

Total Preferred Stock (cost—$10,447,236)		10,585,568

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $1,974,002; collateralized by Fannie Mae, 1.875%, due 9/18/18, valued at $2,014,125 including accrued interest (cost—$1,974,000)	$1,974	$1,974,000

Total Investments (cost—$221,484,550) (a)—98.8%		234,219,995

Other assets less liabilities—1.2%		2,836,449

Net Assets—100.0%		$237,056,444

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $172,519,163, representing 72.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $5,594,869, representing 2.4% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	11.4%
Banks	9.5%
Semiconductors & Semiconductor Equipment	9.2%
Food Products	7.1%
Chemicals	5.8%
IT Services	4.9%
Technology Hardware, Storage & Peripherals	4.8%
Diversified Telecommunication Services	4.8%
Electric Utilities	4.1%
Airlines	3.5%
Auto Components	3.3%
Diversified Consumer Services	3.1%
Wireless Telecommunication Services	2.2%
Internet Software & Services	2.2%
Thrifts & Mortgage Finance	2.0%
Tobacco	1.9%
Paper & Forest Products	1.9%
Household Products	1.8%
Metals & Mining	1.7%
Automobiles	1.6%
Construction & Engineering	1.6%
Household Durables	1.4%
Industrial Conglomerates	1.3%
Real Estate Investment Trust	1.2%
Health Care Providers & Services	1.0%
Electronic Equipment, Instruments & Components	1.0%
Insurance	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Diversified Financial Services	0.6%
Pharmaceuticals	0.5%
Building Products	0.4%
Media	0.4%
Repurchase Agreements	0.8%
Other assets less liabilities	1.2%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—90.4%

Aerospace & Defense—5.2%
Lockheed Martin Corp.	100,097	$22,171,485
United Technologies Corp.	181,415	18,159,642

		40,331,127

Auto Components—2.1%
Delphi Automotive PLC	214,295	16,076,411

Banks—2.9%
Wells Fargo & Co.	468,275	22,645,779

Beverages—7.3%
Constellation Brands, Inc., Class A	116,603	17,617,547
Monster Beverage Corp. (a)	128,476	17,136,129
PepsiCo, Inc.	218,540	22,395,979

		57,149,655

Biotechnology—10.8%
AbbVie, Inc.	499,540	28,533,725
Alexion Pharmaceuticals, Inc. (a)	145,843	20,304,262
Biogen, Inc. (a)	78,725	20,493,692
Celgene Corp. (a)	148,130	14,826,332

		84,158,011

Diversified Financial Services—1.6%
CME Group, Inc.	129,665	12,454,323

Food & Staples Retailing—5.6%
Costco Wholesale Corp.	128,025	20,174,180
CVS Health Corp.	223,210	23,153,573

		43,327,753

Food Products—1.8%
Mondelez International, Inc., Class A	346,135	13,886,936

Health Care Equipment & Supplies—2.4%
Edwards Lifesciences Corp. (a)	209,119	18,446,387

Health Care Providers & Services—3.7%
UnitedHealth Group, Inc.	226,100	29,144,290

Internet & Catalog Retail—6.0%
Amazon.com, Inc. (a)	43,742	25,967,001
Priceline Group, Inc. (a)	16,040	20,674,918

		46,641,919

Internet Software & Services—8.9%
Alphabet, Inc., Class A (a)	33,519	25,571,645
Facebook, Inc., Class A (a)	382,781	43,675,312

		69,246,957

IT Services—7.4%
Accenture PLC, Class A	182,054	21,009,032
Visa, Inc., Class A	480,435	36,743,669

		57,752,701

Oil, Gas & Consumable Fuels—1.3%
EOG Resources, Inc.	135,550	9,838,219

Pharmaceuticals—2.4%
Bristol-Myers Squibb Co.	290,825	18,577,901

Road & Rail—2.4%
Union Pacific Corp.	234,755	18,674,760

Semiconductors & Semiconductor Equipment—1.0%
NXP Semiconductors NV (a)	101,865	8,258,196

Software—5.6%
Microsoft Corp.	452,095	24,969,207
Salesforce.com, Inc. (a)	248,715	18,362,628

		43,331,835

Specialty Retail—7.0%
Home Depot, Inc.	193,558	25,826,444
TJX Cos., Inc.	363,998	28,519,243

		54,345,687

	Shares	Value*

Technology Hardware, Storage & Peripherals—5.0%
Apple, Inc.	355,760	$38,774,283

Total Common Stock (cost—$525,991,152)		703,063,130

	Principal Amount (000s)

Repurchase Agreements—9.7%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $75,341,063; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/20, valued at $76,851,863 including accrued interest (cost—$75,341,000)	$75,341	75,341,000

Total Investments (cost—$601,332,152)—100.1%		778,404,130

Liabilities in excess of other assets—(0.1)%		(1,041,726)

Net Assets—100.0%		$777,362,404

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—95.9%

Brazil—0.9%
Vale S.A. ADR	88,550	$372,796

Canada—8.0%
Agrium, Inc.	5,818	513,686
Canadian National Railway Co.	12,120	757,389
Lundin Mining Corp. (c)	195,848	616,761
Potash Corp. of Saskatchewan, Inc.	10,387	176,829
Suncor Energy, Inc.	38,669	1,076,926

		3,141,591

Denmark—2.1%
Vestas Wind Systems A/S	11,886	837,484

France—4.8%
Arkema S.A.	11,090	830,835
Total S.A.	23,050	1,048,805

		1,879,640

Germany—2.5%
BASF SE	7,830	588,781
Nordex SE (c)	15,015	410,875

		999,656

Norway—1.1%
Yara International ASA	11,130	417,817

Spain—2.4%
Gamesa Corp. Tecnologica S.A.	48,465	953,758

Switzerland—5.2%
Syngenta AG	1,975	819,026
Weatherford International PLC (b)(c)	156,500	1,217,570

		2,036,596

United Kingdom—8.8%
Antofagasta PLC	52,365	351,919
BHP Billiton PLC	42,555	476,546
BP PLC	166,240	831,758
Rio Tinto PLC	13,385	375,190
Royal Dutch Shell PLC, Class A	39,459	952,775
Royal Dutch Shell PLC, Class B	18,965	461,509

		3,449,697

United States—60.1%
Alcoa, Inc. (b)	57,383	549,729
Anadarko Petroleum Corp.	6,640	309,225
Antero Resources Corp. (b)(c)	31,550	784,648
Cabot Oil & Gas Corp. (b)	17,444	396,153
Concho Resources, Inc. (b)(c)	16,105	1,627,249
Continental Resources, Inc. (c)	27,235	826,855
Dow Chemical Co.	12,407	631,020
Ecolab, Inc. (b)	3,665	408,721
EOG Resources, Inc.	17,920	1,300,634
Exxon Mobil Corp. (b)	13,770	1,151,034
Freeport-McMoRan, Inc. (b)	53,370	551,846
Halliburton Co. (b)	11,815	422,032
Hess Corp.	8,275	435,679
Kansas City Southern	6,282	536,797
Laredo Petroleum, Inc. (b)(c)	74,325	589,397
Occidental Petroleum Corp.	11,160	763,679
Parsley Energy, Inc., Class A (c)	22,867	516,794
Patterson-UTI Energy, Inc. (b)	23,800	419,356
PDC Energy, Inc. (b)(c)	32,969	1,960,007
Phillips 66	4,937	427,495
Pioneer Natural Resources Co.	11,153	1,569,673
PPG Industries, Inc.	3,820	425,892
Range Resources Corp. (b)	56,935	1,843,555
Schlumberger Ltd.	14,380	1,060,525
SM Energy Co.	46,755	876,189
SunPower Corp. (b)(c)	17,600	393,184
Tesla Motors, Inc. (c)	1,243	285,604
U.S. Silica Holdings, Inc.	26,360	598,899
Valero Energy Corp.	6,215	398,630

	Shares	Value*

Vulcan Materials Co.	8,115	$856,701
Whiting Petroleum Corp. (b)(c)	97,300	776,454

		23,693,656

Total Common Stock (cost—$36,669,722)		37,782,691

EXCHANGE-TRADED FUNDS—3.0%

Guggenheim Solar	25,610	580,323
Market Vectors Gold Miners	29,775	594,904

Total Exchange-Traded Funds (cost—$1,361,375)		1,175,227

	Principal Amount (000s)

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $646,001; collateralized by U.S. Treasury Notes, 3.125%, due 5/15/21, valued at $661,057 including accrued interest (cost—$646,000)	$646	646,000

Total Investments, before options written (cost—$38,677,097)—100.5%		39,603,918

	Contracts

OPTIONS WRITTEN (c)(d)—(0.6)%

Call Options—(0.6)%
Cabot Oil & Gas Corp., strike price $22.50, expires 4/15/16	160	(14,800)
Freeport-McMoRan, Inc., strike price $10.00, expires 4/15/16	371	(28,753)
Laredo Petroleum, Inc., strike price $9.00, expires 4/15/16	450	(7,875)
Market Vectors Gold Miners, strike price $20.50, expires 4/15/16	264	(12,804)
Patterson-UTI Energy, Inc., strike price $17.00, expires 4/15/16	238	(25,585)
Range Resources Corp., strike price $33.00, expires 4/15/16	118	(14,160)
SM Energy Co., strike price $17.50, expires 4/15/16	215	(50,525)
SunPower Corp., strike price $22.00, expires 4/15/16	176	(19,888)
Vale S.A., strike price $4.50, expires 4/15/16	787	(11,411)
Weatherford International PLC, strike price $7.50, expires 4/22/16	521	(33,865)
Whiting Petroleum Corp., strike price $9.00, expires 4/15/16	430	(12,900)

Total Options Written (premiums received—$372,960)		(232,566)

Total Investments, net of options written (cost—$38,304,137) (a)—99.9%		39,371,352

Other assets less other liabilities—0.1%		49,387

Net Assets—100.0%		$39,420,739

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $9,357,078, representing 23.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.
(e)	Transactions in options written for the nine months ended March 31, 2016:

	Contracts	Premiums
Options outstanding, June 30, 2015	3,624	$436,665
Options written	47,578	5,524,499
Options terminated in closing transactions	(38,933)	(4,466,694)
Options expired	(8,539)	(1,121,510)

Options outstanding, March 31, 2016	3,730	$372,960

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	53.1%
Chemicals	12.2%
Energy Equipment & Services	9.4%
Metals & Mining	8.4%
Electrical Equipment	5.6%
Road & Rail	3.3%
Exchange-Traded Funds	3.0%
Construction Materials	2.2%
Semiconductors & Semiconductor Equipment	1.0%
Automobiles	0.7%
Repurchase Agreements	1.6%
Options Written	(0.6)%
Other assets less other liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.3%

Australia—1.3%
Bank of Queensland Ltd.	48,196	$446,862
Challenger Ltd.	192,926	1,238,065
Mantra Group Ltd.	141,905	492,811
Millennium Services Group Ltd. (c)	97,293	123,803
Spotless Group Holdings Ltd. (b)	947,627	917,592

		3,219,133

Austria—0.3%
Schoeller-Bleckmann Oilfield Equipment AG	11,385	692,409

Belgium—0.6%
Ontex Group NV (b)	46,682	1,528,757

China—1.2%
Boer Power Holdings Ltd.	137,000	108,169
China Everbright International Ltd.	835,000	935,700
Nexteer Automotive Group Ltd.	1,093,000	1,130,497
Sunny Optical Technology Group Co., Ltd.	288,000	806,632

		2,980,998

Denmark—1.6%
GN Store Nord A/S	78,559	1,640,199
SimCorp A/S (b)(c)	47,246	2,177,852

		3,818,051

Finland—1.2%
Amer Sports Oyj	55,395	1,608,090
Huhtamaki Oyj	34,004	1,260,766

		2,868,856

France—3.9%
Euronext NV	28,411	1,178,343
GameLoft SE (b)(c)	158,409	1,345,289
Korian S.A.	45,305	1,333,290
Nexity S.A.	29,271	1,523,381
Sartorius Stedim Biotech	7,499	2,853,139
Virbac S.A.	6,704	1,163,060

		9,396,502

Germany—1.8%
Bechtle AG (b)	20,510	2,113,772
Bertrandt AG (b)	4,034	461,957
CANCOM SE (b)	35,486	1,768,102

		4,343,831

Hong Kong—0.3%
Techtronic Industries Co., Ltd.	188,500	747,958

Ireland—2.1%
Glanbia PLC	52,289	1,067,424
ICON PLC (c)	18,633	1,399,338
Kingspan Group PLC (b)	64,425	1,711,770
Permanent TSB Group Holdings PLC (c)	294,364	907,608

		5,086,140

Italy—1.7%
De’ Longhi SpA (b)	50,925	1,157,544
FinecoBank Banca Fineco SpA	185,421	1,559,363
Yoox Net-A-Porter Group SpA (c)	44,576	1,365,919

		4,082,826

Japan—12.6%
ABC-Mart, Inc.	22,000	1,407,995
Aica Kogyo Co., Ltd.	38,000	797,215
Asahi Intecc Co., Ltd.	20,600	963,887
Bandai Namco Holdings, Inc.	51,300	1,118,258
Benesse Holdings, Inc.	67,800	1,952,105
Daicel Corp.	120,500	1,642,585
Daiho Corp.	262,000	1,140,208
Disco Corp.	14,700	1,243,780
Don Quijote Holdings Co., Ltd.	29,000	1,007,196
Hoshizaki Electric Co., Ltd.	22,600	1,885,081
Kobayashi Pharmaceutical Co., Ltd.	8,900	780,628
Kusuri No Aoki Co., Ltd.	24,700	1,349,056

	Shares	Value*

Lion Corp.	203,000	$2,285,477
Meitec Corp.	31,600	1,103,677
MISUMI Group, Inc.	138,400	1,978,716
Obayashi Corp.	115,000	1,133,514
Ryohin Keikaku Co., Ltd.	7,300	1,542,275
Sanwa Holdings Corp.	134,000	996,860
Sohgo Security Services Co., Ltd.	21,800	1,180,328
Takeuchi Manufacturing Co., Ltd.	34,200	494,295
Teijin Ltd.	428,000	1,490,420
Unipres Corp.	75,600	1,315,717
Valor Holdings Co., Ltd.	28,900	728,660
Yamaha Motor Co., Ltd.	76,500	1,271,484

		30,809,417

Korea (Republic of)—0.7%
Dongbu Insurance Co., Ltd.	13,423	892,740
LIG Nex1 Co., Ltd.	9,374	865,998

		1,758,738

Netherlands—0.7%
Aalberts Industries NV	49,814	1,725,021

Norway—0.0%
ProSafe SE	19,041	11,195

Philippines—0.3%
Cosco Capital, Inc.	4,903,100	788,437

Singapore—0.2%
SATS Ltd.	140,300	411,005

Spain—2.1%
Bolsas y Mercados Espanoles SHMSF S.A.	37,187	1,197,454
Gamesa Corp. Tecnologica S.A.	122,966	2,419,886
Melia Hotels International S.A.	129,007	1,514,619

		5,131,959

Sweden—3.7%
AAK AB	22,064	1,751,344
Betsson AB (b)(c)	141,729	2,196,145
JM AB	31,870	824,760
NetEnt AB (c)	46,573	2,627,103
Nibe Industrier AB, Class B	44,415	1,522,150

		8,921,502

Switzerland—1.7%
Burckhardt Compression Holding AG	2,254	772,358
Georg Fischer AG	2,169	1,751,597
Interroll Holding AG (b)(c)	1,988	1,748,896

		4,272,851

Taiwan—0.5%
Sinbon Electronics Co., Ltd.	419,764	856,866
Tung Thih Electronic Co., Ltd.	22,000	363,163

		1,220,029

United Kingdom—3.3%
ASOS PLC (c)	27,521	1,282,741
Auto Trader Group PLC	325,588	1,821,688
Bellway PLC	29,870	1,123,596
DS Smith PLC	116,534	681,763
Intermediate Capital Group PLC	142,700	1,266,517
Pets at Home Group PLC	350,527	1,354,768
Senior PLC	133,051	435,600

		7,966,673

United States—55.5%
ABIOMED, Inc. (c)	6,066	575,118
Acadia Healthcare Co., Inc. (c)	17,788	980,297
Acuity Brands, Inc.	10,057	2,193,834
Alexandria Real Estate Equities, Inc. REIT	21,990	1,998,671
Allscripts Healthcare Solutions, Inc. (c)	77,638	1,025,598
Ameris Bancorp	47,281	1,398,572
AMERISAFE, Inc.	26,435	1,388,895
AMN Healthcare Services, Inc. (c)	38,583	1,296,775
Amsurg Corp. (c)	18,443	1,375,848

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2016 (unaudited) (continued)

	Shares	Value*

AO Smith Corp.	19,894	$1,518,111
Bank of the Ozarks, Inc.	46,486	1,951,017
Berry Plastics Group, Inc. (c)	54,209	1,959,655
Brinker International, Inc.	27,961	1,284,808
Brown & Brown, Inc.	42,789	1,531,846
Buffalo Wild Wings, Inc. (c)	5,850	866,502
Builders FirstSource, Inc. (c)	118,931	1,340,352
Cadence Design Systems, Inc. (c)	49,648	1,170,700
Cambrex Corp. (c)	33,010	1,452,440
Cantel Medical Corp.	19,395	1,384,027
Carlisle Cos., Inc.	19,590	1,949,205
Cheesecake Factory, Inc.	32,849	1,743,953
Churchill Downs, Inc.	8,829	1,305,633
Cooper Cos., Inc.	5,957	917,199
Cooper-Standard Holding, Inc. (c)	13,917	999,797
Core-Mark Holding Co., Inc.	22,686	1,850,270
CubeSmart REIT	81,200	2,703,960
Cynosure, Inc., Class A (c)	30,360	1,339,483
Cypress Semiconductor Corp.	142,906	1,237,566
CyrusOne, Inc. REIT	42,360	1,933,734
Dave & Buster’s Entertainment, Inc. (c)	30,504	1,182,945
Dick’s Sporting Goods, Inc.	21,869	1,022,376
Dycom Industries, Inc. (c)	19,400	1,254,598
Eagle Bancorp, Inc. (c)	27,386	1,314,528
Electronics For Imaging, Inc. (c)	39,503	1,674,532
Energen Corp.	24,728	904,798
EPAM Systems, Inc. (c)	13,475	1,006,178
Euronet Worldwide, Inc. (c)	22,385	1,658,952
Extra Space Storage, Inc. REIT	24,203	2,262,012
G-III Apparel Group Ltd. (c)	14,846	725,821
Gibraltar Industries, Inc. (c)	52,788	1,509,737
Gigamon, Inc. (c)	30,370	942,077
Global Payments, Inc.	26,718	1,744,685
Globus Medical, Inc., Class A (c)	35,464	842,270
Granite Construction, Inc.	39,415	1,884,037
Guidewire Software, Inc. (c)	20,020	1,090,690
Hanover Insurance Group, Inc.	29,881	2,695,864
HD Supply Holdings, Inc. (c)	55,444	1,833,533
Huntsman Corp.	83,314	1,108,076
Ingredion, Inc.	12,968	1,384,853
Inphi Corp. (c)	31,274	1,042,675
Installed Building Products, Inc. (c)	38,556	1,025,975
j2 Global, Inc.	16,193	997,165
Kaiser Aluminum Corp.	22,938	1,939,179
Kate Spade & Co. (c)	37,461	956,005
Kilroy Realty Corp. REIT	22,414	1,386,754
Ligand Pharmaceuticals, Inc., Class B (c)	14,990	1,605,279
Macquarie Infrastructure Corp.	36,960	2,492,582
MasTec, Inc. (c)	82,898	1,677,856
Matador Resources Co. (c)	56,039	1,062,500
Matson, Inc.	18,607	747,443
MAXIMUS, Inc.	12,619	664,264
Microsemi Corp. (c)	41,061	1,573,047
Middleby Corp. (c)	10,868	1,160,376
Motorcar Parts of America, Inc. (c)	42,252	1,604,731
National General Holdings Corp.	65,456	1,413,195
Newfield Exploration Co. (c)	41,097	1,366,475
Nuance Communications, Inc. (c)	53,022	990,981
NVR, Inc. (c)	1,240	2,148,176
NxStage Medical, Inc. (c)	50,919	763,276
ON Semiconductor Corp. (c)	160,904	1,543,069
Oxford Industries, Inc.	17,453	1,173,365
PAREXEL International Corp. (c)	19,243	1,207,113
Party City Holdco, Inc. (c)	32,026	481,671
Paylocity Holding Corp. (c)	26,889	880,346
PDC Energy, Inc. (c)	15,346	912,320
Pinnacle Foods, Inc.	45,750	2,044,110
Post Holdings, Inc. (c)	26,035	1,790,427
PrivateBancorp, Inc.	44,842	1,730,901
PTC, Inc. (c)	28,191	934,814

	Shares	Value*

Rovi Corp. (c)	24,064	$493,553
Sabre Corp.	49,403	1,428,735
Sally Beauty Holdings, Inc. (c)	33,548	1,086,284
ServiceMaster Global Holdings, Inc. (c)	32,858	1,238,090
Signature Bank (c)	9,998	1,360,928
Six Flags Entertainment Corp.	29,079	1,613,594
Sonic Corp.	40,088	1,409,494
Summit Materials, Inc., Class A (c)	51,398	999,691
Swift Transportation Co. (c)	53,519	997,059
Synergy Resources Corp. (c)	172,875	1,343,239
Take-Two Interactive Software, Inc. (c)	45,512	1,714,437
Texas Roadhouse, Inc.	36,764	1,602,175
U.S. Concrete, Inc. (c)	24,056	1,433,257
Ultimate Software Group, Inc. (c)	9,212	1,782,522
VCA, Inc. (c)	28,655	1,653,107
Visteon Corp. (c)	11,370	904,938
Vonage Holdings Corp. (c)	178,767	816,965
West Pharmaceutical Services, Inc.	19,118	1,325,260
Western Alliance Bancorp (c)	55,826	1,863,472

		135,099,298

Total Common Stock (cost—$207,784,043)		236,881,586

	Principal Amount (000s)

Repurchase Agreements—2.3%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $5,595,005; collateralized by Fannie Mae, 1.375%, due 2/26/21, valued at $5,496,863 including accrued interest and U.S. Treasury Notes, 2.25%, due 4/30/21, valued at $211,250 including accrued interest (cost—$5,595,000)	$5,595	5,595,000

Total Investments (cost—$213,379,043) (a)—99.6%		242,476,586

Other assets less liabilities—0.4%		919,729

Net Assets—100.0%		$243,396,315

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $96,125,185, representing 39.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2016 (unaudited) (continued)

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at March 31, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value March 31, 2016	Unrealized Depreciation
Sold:
9,319,247 Japanese Yen settling 4/1/16	Northern Trust Company	$82,114	$82,805	$(691)

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Hotels, Restaurants & Leisure	6.3%
Software	5.6%
Health Care Equipment & Supplies	5.2%
Banks	5.2%
IT Services	4.3%
Real Estate Investment Trust	4.2%
Machinery	3.9%
Building Products	3.9%
Food Products	3.3%
Insurance	3.3%
Construction & Engineering	2.9%
Household Durables	2.9%
Semiconductors & Semiconductor Equipment	2.7%
Health Care Providers & Services	2.7%
Auto Components	2.6%
Oil, Gas & Consumable Fuels	2.3%
Internet Software & Services	2.2%
Specialty Retail	2.2%
Electrical Equipment	1.9%
Chemicals	1.7%
Life Sciences Tools & Services	1.7%
Containers & Packaging	1.6%
Trading Companies & Distributors	1.6%
Diversified Financial Services	1.5%
Diversified Consumer Services	1.3%
Commercial Services & Supplies	1.3%
Transportation Infrastructure	1.2%
Food & Staples Retailing	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Leisure Products	1.1%
Internet & Catalog Retail	1.1%
Multi-line Retail	1.0%
Construction Materials	1.0%
Personal Products	0.9%
Household Products	0.9%
Industrial Conglomerates	0.8%
Metals & Mining	0.8%
Distributors	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Electronic Equipment, Instruments & Components	0.7%
Biotechnology	0.7%
Professional Services	0.6%
Real Estate Management & Development	0.6%
Aerospace & Defense	0.5%
Automobiles	0.5%
Capital Markets	0.5%
Pharmaceuticals	0.5%
Health Care Technology	0.4%
Road & Rail	0.4%
Diversified Telecommunication Services	0.3%
Marine	0.3%
Energy Equipment & Services	0.3%
Repurchase Agreements	2.3%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—96.6%

Biotechnology—31.4%
AbbVie, Inc.	190,031	$10,854,571
Actelion Ltd. (c)	7,255	1,082,734
Alexion Pharmaceuticals, Inc. (c)	42,939	5,977,968
Amgen, Inc.	21,785	3,266,225
Anacor Pharmaceuticals, Inc. (c)	4,854	259,446
Baxalta, Inc.	12,942	522,857
Biogen, Inc. (c)	6,928	1,803,497
BioMarin Pharmaceutical, Inc. (c)	36,854	3,039,718
Celgene Corp. (b)(c)	76,180	7,624,856
Clovis Oncology, Inc. (c)	38,559	740,333
Eagle Pharmaceuticals, Inc. (c)	45,757	1,853,158
Genmab A/S (c)	12,790	1,769,871
Gilead Sciences, Inc.	34,686	3,186,256
Heron Therapeutics, Inc. (c)	64,166	1,218,512
Incyte Corp. (c)	34,598	2,507,317
Juno Therapeutics, Inc. (c)	24,115	918,540
La Jolla Pharmaceutical Co. (c)	45,568	952,827
Medivation, Inc. (c)	24,927	1,146,143
Neurocrine Biosciences, Inc. (c)	26,975	1,066,861
Ophthotech Corp. (c)	38,140	1,612,178
Regeneron Pharmaceuticals, Inc. (c)	2,665	960,573
Sarepta Therapeutics, Inc. (c)	21,578	421,203
Ultragenyx Pharmaceutical, Inc. (c)	5,369	339,911
Vertex Pharmaceuticals, Inc. (c)	37,575	2,986,837

		56,112,392

Health Care Equipment & Supplies—14.7%
Abbott Laboratories	54,008	2,259,155
ABIOMED, Inc. (c)	25,728	2,439,272
Baxter International, Inc.	39,776	1,633,998
Becton Dickinson and Co.	16,581	2,517,327
Boston Scientific Corp. (c)	229,692	4,320,506
CR Bard, Inc.	5,137	1,041,116
DexCom, Inc. (c)	20,254	1,375,449
Edwards Lifesciences Corp. (c)	24,866	2,193,430
Hologic, Inc. (c)	2,827	97,531
Medtronic PLC	23,312	1,748,400
Smith & Nephew PLC ADR	101,246	3,373,517
Stryker Corp.	14,872	1,595,617
Zimmer Biomet Holdings, Inc.	15,782	1,682,835

		26,278,153

Health Care Providers & Services—14.1%
Aetna, Inc.	20,890	2,346,992
Anthem, Inc.	19,293	2,681,534
Cigna Corp.	6,652	912,920
HCA Holdings, Inc. (c)	61,371	4,790,007
Laboratory Corp. of America Holdings (c)	17,886	2,094,987
PharMerica Corp. (c)	49,019	1,083,810
UnitedHealth Group, Inc.	80,496	10,375,934
Universal Health Services, Inc., Class B	7,723	963,213

		25,249,397

Pharmaceuticals—36.4%
Allergan PLC (c)	9,761	2,616,241
Bristol-Myers Squibb Co.	110,990	7,090,041
Catalent, Inc. (c)	135,268	3,607,598
Eisai Co., Ltd.	26,900	1,617,274
Eli Lilly & Co.	23,930	1,723,199
GlaxoSmithKline PLC	156,660	3,171,305
Johnson & Johnson (b)	81,377	8,804,991
Medicines Co. (c)	26,927	855,471
Merck & Co., Inc.	132,807	7,026,818
Mylan NV (c)	35,504	1,645,610
Novartis AG ADR	24,968	1,808,682
Novo Nordisk A/S, Class B	15,659	847,991
Pfizer, Inc.	336,574	9,976,053
Roche Holding AG	9,315	2,287,208
Sanofi ADR	64,758	2,600,681
Shire PLC	86,070	4,908,977
Shire PLC ADR	15,074	2,591,221

	Shares	Value*

UCB S.A.	23,355	$1,782,808

		64,962,169

Total Common Stock (cost—$174,408,177)		172,602,111

	Principal Amount (000s)

Repurchase Agreements—5.5%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $9,867,008; collateralized by Fannie Mae, 1.375%, due 2/26/21, valued at $10,067,569 including accrued interest (cost—$9,867,000)	$9,867	9,867,000

Total Investments, before securities sold short (cost—$184,275,177)—102.1%		182,469,111

	Shares

SECURITIES SOLD SHORT—(1.8)%

Common Stock—(1.8)%

Health Care Equipment & Supplies—(1.5)%
Intuitive Surgical, Inc. (c)	4,330	(2,602,546)

Health Care Providers & Services—(0.3)%
WellCare Health Plans, Inc. (c)	6,400	(593,600)

Total Securities Sold Short (proceeds received—$2,653,273)		(3,196,146)

Total Investments, net of securities sold short (cost—$181,621,904) (a)—100.3%		179,272,965

Other liabilities in excess of other assets—(0.3)%		(519,857)

Net Assets—100.0%		$178,753,108

Notes to Schedule of Investments:

(a)	Securities (net of securities sold short) with an aggregate value of $17,468,168, representing 9.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—35.1%

Advertising—0.1%
Affinion Group Holdings, Inc. Class A (b)(e)(i)(k) (acquisition cost—$1,422,157; purchased 11/9/15—11/12/15)	80,205	$1,678,696

Aerospace & Defense—1.1%
Boeing Co.	163,200	20,716,608
United Technologies Corp.	99,147	9,924,615

		30,641,223

Auto Components—0.6%
Johnson Controls, Inc.	443,200	17,271,504

Automobiles—0.8%
Ferrari N.V. (k)	105,159	4,385,131
Ford Motor Co.	1,199,700	16,195,950
General Motors Co.	131,582	4,135,622

		24,716,703

Banks—0.9%
Bank of America Corp.	485,339	6,561,783
Wells Fargo & Co.	382,200	18,483,192

		25,044,975

Beverages—1.2%
Coca-Cola Co.	336,200	15,596,318
PepsiCo, Inc.	193,600	19,840,128

		35,436,446

Biotechnology—2.8%
AbbVie, Inc.	365,700	20,888,784
Amgen, Inc.	160,250	24,026,282
Biogen, Inc. (k)	54,800	14,265,536
Gilead Sciences, Inc.	239,250	21,977,505

		81,158,107

Chemicals—0.5%
Monsanto Co.	179,600	15,758,104

Construction & Engineering—0.4%
Fluor Corp.	209,800	11,266,260

Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	372,900	20,166,432

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp., Class A (g)	305,800	17,681,356

Energy Equipment & Services—0.6%
Hercules Offshore, Inc.	174,935	419,844
National Oilwell Varco, Inc.	93,000	2,892,300
Schlumberger Ltd.	172,400	12,714,500

		16,026,644

Food & Staples Retailing—2.4%
Costco Wholesale Corp. (g)	166,100	26,174,038
Kroger Co.	472,000	18,054,000
Walgreens Boots Alliance, Inc.	286,600	24,143,184

		68,371,222

Food Products—0.2%
Archer-Daniels-Midland Co.	159,650	5,796,892

Health Care Equipment & Supplies—0.3%
Baxter International, Inc. (g)	247,200	10,154,976

Health Care Providers & Services—1.5%
Laboratory Corp. of America Holdings (k)	33,033	3,869,097
McKesson Corp.	114,300	17,973,675
UnitedHealth Group, Inc. (g)	159,200	20,520,880

		42,363,652

Hotels, Restaurants & Leisure—1.6%
McDonald’s Corp.	167,000	20,988,560
MGM Resorts International (k)	230,251	4,936,581
Starbucks Corp. (g)	325,600	19,438,320

		45,363,461

	Shares	Value*

Household Products—0.5%
Procter & Gamble Co.	191,500	$15,762,365

Industrial Conglomerates—1.3%
3M Co. (g)	133,100	22,178,453
General Electric Co. (g)	497,800	15,825,062

		38,003,515

Insurance—0.5%
Prudential Financial, Inc.	214,200	15,469,524

Internet & Catalog Retail—0.9%
Amazon.com, Inc. (k)	42,200	25,051,608

Internet Software & Services—2.2%
Alibaba Group Holding Ltd. ADR (k)	98,500	7,784,455
Alphabet, Inc., Class A (g)(k)	37,745	28,795,660
Facebook, Inc., Class A (g)(k)	226,800	25,877,880

		62,457,995

IT Services—1.4%
International Business Machines Corp.	92,200	13,963,690
Visa, Inc., Class A (g)	360,000	27,532,800

		41,496,490

Machinery—0.8%
AGCO Corp.	208,700	10,372,390
Deere & Co.	133,100	10,247,369
Joy Global, Inc.	166,700	2,678,869

		23,298,628

Media—1.6%
Comcast Corp., Class A	382,500	23,363,100
Walt Disney Co.	238,900	23,725,159

		47,088,259

Metals & Mining—0.2%
ArcelorMittal	921,115	4,218,707
Freeport-McMoRan, Inc.	113,100	1,169,454

		5,388,161

Multi-line Retail—0.8%
Target Corp. (g)	299,900	24,675,772

Oil, Gas & Consumable Fuels—0.6%
Occidental Petroleum Corp.	94,700	6,480,321
Valero Energy Corp. (g)	165,000	10,583,100

		17,063,421

Pharmaceuticals—0.8%
Bristol-Myers Squibb Co. (g)	343,900	21,968,332

Road & Rail—0.5%
Union Pacific Corp.	196,100	15,599,755

Semiconductors & Semiconductor Equipment—2.2%
Intel Corp.	784,000	25,362,400
QUALCOMM, Inc.	237,700	12,155,978
Texas Instruments, Inc. (g)	446,100	25,615,062

		63,133,440

Software—1.8%
Microsoft Corp. (g)	515,500	28,471,065
Oracle Corp.	587,100	24,018,261

		52,489,326

Specialty Retail—0.9%
Home Depot, Inc. (g)	188,300	25,124,869

Technology Hardware, Storage & Peripherals—1.8%
Apple, Inc.	308,150	33,585,269
EMC Corp.	747,500	19,920,875

		53,506,144

Total Common Stock (cost—$1,192,319,107)		1,016,474,257

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—31.9%

Advertising—0.1%
Affinion Group, Inc.,
7.875%, 12/15/18	$3,820	$2,244,250

Aerospace & Defense—0.9%
KLX, Inc. (a)(c),
5.875%, 12/1/22	8,435	8,392,825
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	6,263	5,010,400
TransDigm, Inc.,
6.50%, 5/15/25	5,020	4,925,875
7.50%, 7/15/21	7,626	8,026,365

		26,355,465

Apparel & Textiles—0.0%
Quiksilver, Inc. (d),
10.00%, 8/1/20	1,000	65,000

Auto Components—0.7%
Accuride Corp.,
9.50%, 8/1/18	3,915	3,621,375
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	5,265	5,488,762
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	9,276	7,838,220
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	1,850	1,900,875

		18,849,232

Auto Manufacturers—0.2%
Navistar International Corp.,
8.25%, 11/1/21	6,153	4,583,985

Banks—0.1%
Citigroup, Inc. (f),
5.35%, 5/15/23	3,630	3,353,213

Building Materials—0.2%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	6,035	6,299,031

Chemicals—0.8%
A Schulman, Inc. (a)(c),
6.875%, 6/1/23	1,360	1,346,400
Chemours Co. (a)(c),
6.625%, 5/15/23	7,000	5,740,000
7.00%, 5/15/25	6,565	5,293,031
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	2,712	2,698,440
Platform Specialty Products Corp. (a)(c),
6.50%, 2/1/22	7,445	6,318,944
Univar USA, Inc. (a)(c),
6.75%, 7/15/23	2,535	2,503,312

		23,900,127

Coal—0.1%
Arch Coal, Inc. (d),
9.875%, 6/15/19	3,930	27,019
CONSOL Energy, Inc.,
5.875%, 4/15/22	5,530	4,012,678

		4,039,697

Commercial Services—2.0%
Cardtronics, Inc.,
5.125%, 8/1/22	3,105	3,081,712
Cenveo Corp.,
6.00%, 8/1/19 (a)(c)	3,060	2,241,450
8.50%, 9/15/22 (a)(c)	1,520	524,400
11.50%, 5/15/17	11,595	7,362,825
ExamWorks Group, Inc.,
5.625%, 4/15/23	8,205	8,399,869
Harland Clarke Holdings Corp. (a)(c),
9.25%, 3/1/21	7,620	5,867,400
9.75%, 8/1/18	4,190	4,142,862
Hertz Corp.,
6.75%, 4/15/19	3,795	3,859,477

	Principal Amount (000s)	Value*

Monitronics International, Inc.,
9.125%, 4/1/20	$6,450	$5,256,750
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	2,643,863
7.00%, 2/15/22	5,500	5,115,000
SFX Entertainment, Inc. (a)(b)(c)(d),
9.625%, 2/1/19	7,628	228,840
United Rentals North America, Inc.,
5.50%, 7/15/25	7,835	7,766,444
8.25%, 2/1/21	1,846	1,938,300

		58,429,192

Computers—0.3%
DynCorp International, Inc.,
10.375%, 7/1/17	765	615,825
Unisys Corp.,
6.25%, 8/15/17	3,615	3,646,631
Western Digital Corp. (c),
10.50%, 4/1/24	3,135	3,144,797

		7,407,253

Containers & Packaging—0.3%
Owens-Brockway Glass Container, Inc. (a)(c),
5.00%, 1/15/22	1,460	1,498,442
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	6,485	6,716,028

		8,214,470

Distribution/Wholesale—0.4%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	6,015	6,135,300
HD Supply, Inc.,
7.50%, 7/15/20	2,465	2,628,306
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	3,880,388

		12,643,994

Diversified Financial Services—1.5%
Affinion International Holdings Ltd. (a)(c),
7.50%, 7/30/18	888	732,600
Ally Financial, Inc.,
5.75%, 11/20/25	4,280	4,205,100
8.00%, 3/15/20	2,995	3,361,888
Community Choice Financial, Inc.,
10.75%, 5/1/19	6,035	2,745,925
Energizer Holdings, Inc. (a)(c),
5.50%, 6/15/25	1,000	1,007,300
International Lease Finance Corp.,
8.25%, 12/15/20	3,805	4,454,228
8.75%, 3/15/17	4,035	4,260,557
Nationstar Mortgage LLC,
7.875%, 10/1/20	5,105	4,913,562
9.625%, 5/1/19	4,260	4,430,400
Navient Corp.,
8.45%, 6/15/18	3,920	4,214,000
Springleaf Finance Corp.,
6.90%, 12/15/17	3,530	3,653,550
8.25%, 10/1/23	4,360	4,229,200

		42,208,310

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. (a)(c),
10.50%, 9/15/22	2,000	2,057,500

Electric Utilities—0.6%
Calpine Corp.,
5.75%, 1/15/25	6,140	5,917,425
7.875%, 1/15/23 (a)(c)	721	767,865
NRG Energy, Inc.,
6.25%, 5/1/24	7,523	6,939,967
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,809,775

		16,435,032

Electrical Equipment—0.2%
Anixter, Inc.,
5.125%, 10/1/21	1,470	1,484,700
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	4,815	4,538,138

		6,022,838

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Electronics—0.3%
Kemet Corp.,
10.50%, 5/1/18	$10,015	$7,386,063

Energy-Alternate Sources—0.3%
TerraForm Power Operating LLC (a)(c),
5.875%, 2/1/23	9,860	8,035,900

Engineering & Construction—0.4%
AECOM,
5.875%, 10/15/24	11,270	11,720,800

Entertainment—0.8%
Cedar Fair L.P.,
5.375%, 6/1/24	6,885	7,177,612
International Game Technology PLC (a)(c),
6.25%, 2/15/22	6,340	6,482,650
Scientific Games International, Inc.,
10.00%, 12/1/22	10,000	8,150,000

		21,810,262

Food & Beverage—0.8%
Post Holdings, Inc.,
7.375%, 2/15/22	8,900	9,445,125
SUPERVALU, Inc.,
6.75%, 6/1/21	7,400	6,345,500
U.S. Foods, Inc.,
8.50%, 6/30/19	7,300	7,528,125

		23,318,750

Healthcare-Products—0.6%
Hologic, Inc. (a)(c),
5.25%, 7/15/22	3,635	3,803,119
Kinetic Concepts, Inc.,
10.50%, 11/1/18	7,450	7,505,875
Teleflex, Inc.,
5.25%, 6/15/24	4,820	4,958,575

		16,267,569

Healthcare-Services—2.1%
Community Health Systems, Inc.,
6.875%, 2/1/22	2,500	2,268,750
7.125%, 7/15/20	4,970	4,721,500
8.00%, 11/15/19	5,730	5,608,237
DaVita HealthCare Partners, Inc.,
5.125%, 7/15/24	9,080	9,187,825
Envision Healthcare Corp. (a)(c),
5.125%, 7/1/22	4,370	4,457,400
HCA, Inc., 7.50%, 2/15/22	8,185	9,302,809
Kindred Healthcare, Inc.,
6.375%, 4/15/22	6,493	5,876,165
8.00%, 1/15/20	2,890	2,882,775
8.75%, 1/15/23	2,630	2,521,513
Select Medical Corp.,
6.375%, 6/1/21	4,550	4,322,500
Tenet Healthcare Corp.,
5.00%, 3/1/19	3,250	3,229,688
8.125%, 4/1/22	6,910	7,123,588

		61,502,750

Holding Companies-Diversified—0.2%
Horizon Pharma Financing, Inc. (a)(c),
6.625%, 5/1/23	8,115	7,202,063

Home Builders—1.1%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	2,810	2,205,850
9.125%, 5/15/19	2,475	2,363,625
Brookfield Residential Properties, Inc. (a)(c),
6.125%, 7/1/22	5,000	4,450,000
6.50%, 12/15/20	8,735	8,385,600

	Principal Amount (000s)	Value*

CalAtlantic Group, Inc.,
5.875%, 11/15/24	$2,295	$2,426,963
8.375%, 5/15/18	4,650	5,196,375
KB Home,
8.00%, 3/15/20	5,535	5,825,587

		30,854,000

Household Products/Wares—0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25	3,165	3,378,638

Insurance—0.1%
CNO Financial Group, Inc.,
5.25%, 5/30/25	4,025	4,135,688

Internet—0.2%
j2 Global, Inc.,
8.00%, 8/1/20	5,380	5,622,100
Mood Media Corp. (a)(c),
9.25%, 10/15/20	1,910	1,279,700

		6,901,800

Internet & Catalog Retail—0.3%
Netflix, Inc.,
5.875%, 2/15/25	8,705	9,205,537

Iron/Steel—0.4%
AK Steel Corp.,
7.625%, 5/15/20	1,220	768,600
8.375%, 4/1/22	1,405	765,725
8.75%, 12/1/18	1,315	1,268,975
ArcelorMittal,
10.85%, 6/1/19	6,285	7,007,775
Steel Dynamics, Inc.,
5.50%, 10/1/24	1,270	1,289,050

		11,100,125

Leisure Time—0.3%
Jarden Corp.,
7.50%, 5/1/17	3,190	3,212,330
NCL Corp., Ltd. (a)(c),
5.25%, 11/15/19	5,615	5,783,450

		8,995,780

Lodging—0.5%
MGM Resorts International,
6.625%, 12/15/21	8,690	9,363,475
7.50%, 6/1/16	1,830	1,846,012
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	4,495	4,253,394

		15,462,881

Machinery-Construction & Mining—0.2%
BlueLine Rental Finance Corp. (a)(c),
7.00%, 2/1/19	7,480	6,928,350

Machinery-Diversified—0.2%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	1,750	1,890,000
Zebra Technologies Corp.,
7.25%, 10/15/22	4,330	4,719,700

		6,609,700

Media—2.5%
American Media, Inc.,
11.50%, 12/15/17	4,700	4,846,875
Cablevision Systems Corp.,
8.00%, 4/15/20	6,250	6,078,125
8.625%, 9/15/17	4,020	4,261,200
CCO Holdings LLC,
5.75%, 1/15/24	6,915	7,217,531
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	6,610	6,610,000
DISH DBS Corp.,
5.875%, 7/15/22	4,880	4,636,000
6.75%, 6/1/21	6,000	6,210,000

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Gray Television, Inc.,
7.50%, 10/1/20	$6,015	$6,375,900
LIN Television Corp.,
5.875%, 11/15/22	6,500	6,613,750
McClatchy Co.,
9.00%, 12/15/22	7,035	6,590,916
Mediacom Broadband LLC,
6.375%, 4/1/23	2,700	2,774,250
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	6,220	6,453,250
Postmedia Network, Inc.,
12.50%, 7/15/18	2,980	342,700
Sinclair Television Group, Inc.,
6.375%, 11/1/21	4,335	4,595,100

		73,605,597

Mining—0.5%
Alcoa, Inc.,
5.90%, 2/1/27	2,795	2,669,225
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	5,375	3,775,937
HudBay Minerals, Inc.,
9.50%, 10/1/20	7,350	5,255,250
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	8,415	2,356,200
12.50%, 5/1/19	437	119,629

		14,176,241

Miscellaneous Manufacturing—0.2%
Gates Global LLC (a)(c),
6.00%, 7/15/22	1,260	1,083,600
Trinseo Materials Operating SCA (a)(c),
6.75%, 5/1/22	4,665	4,781,625

		5,865,225

Oil, Gas & Consumable Fuels—2.0%
American Energy-Permian Basin LLC (a)(c),
7.375%, 11/1/21	5,000	1,550,000
BreitBurn Energy Partners L.P.,
7.875%, 4/15/22	1,870	196,350
8.625%, 10/15/20	5,475	574,875
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	9,925	7,096,375
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,735	1,537,644
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	2,391,725
Concho Resources, Inc.,
7.00%, 1/15/21	6,170	6,262,550
CVR Refining LLC,
6.50%, 11/1/22	4,525	4,004,625
Energy XXI Gulf Coast, Inc.,
6.875%, 3/15/24	3,120	105,300
9.25%, 12/15/17	5,110	194,819
EP Energy LLC,
9.375%, 5/1/20	7,205	3,670,047
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,490	2,169,412
Linn Energy LLC,
6.50%, 9/15/21	2,940	352,800
Range Resources Corp. (a)(c),
4.875%, 5/15/25	7,750	6,820,000
Rice Energy, Inc.,
6.25%, 5/1/22	7,795	6,820,625
Sanchez Energy Corp.,
6.125%, 1/15/23	4,820	2,626,900
Sunoco L.P. (a)(c),
6.375%, 4/1/23	9,115	9,166,226
Ultra Petroleum Corp. (a)(c),
6.125%, 10/1/24	1,210	96,800
Vanguard Natural Resources LLC,
7.875%, 4/1/20	7,305	1,077,488

		56,714,561

	Principal Amount (000s)	Value*

Paper & Forest Products—0.1%
Mercer International, Inc.,
7.75%, 12/1/22	$4,140	$4,145,175

Pharmaceuticals—0.5%
Endo Finance LLC (a)(c),
5.875%, 1/15/23	4,015	3,844,362
Valeant Pharmaceuticals International, Inc. (a)(c),
6.125%, 4/15/25	6,280	4,851,300
7.50%, 7/15/21	6,450	5,405,874

		14,101,536

Pipelines—0.6%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	5,259	4,522,740
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	5,268	5,057,280
Tesoro Logistics L.P.,
6.125%, 10/15/21	2,715	2,728,575
6.25%, 10/15/22 (a)(c)	4,800	4,800,000

		17,108,595

Real Estate—0.2%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	6,758	6,622,840

Real Estate Investment Trust—0.4%
Equinix, Inc.,
5.375%, 1/1/22	6,670	6,953,475
iStar, Inc.,
7.125%, 2/15/18	3,805	3,866,831

		10,820,306

Retail—1.0%
Conn’s, Inc.,
7.25%, 7/15/22	7,620	6,019,800
Dollar Tree, Inc. (a)(c),
5.75%, 3/1/23	9,290	9,888,044
Neiman Marcus Group Ltd. LLC (a)(c),
8.00%, 10/15/21	6,810	5,890,650
Rite Aid Corp.,
9.25%, 3/15/20	3,000	3,157,500
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,340	3,540,400

		28,496,394

Semiconductors—0.9%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	5,015	4,037,075
7.00%, 7/1/24	3,500	2,310,000
7.50%, 8/15/22	1,670	1,152,300
Amkor Technology, Inc.,
6.375%, 10/1/22	6,010	5,732,037
Micron Technology, Inc.,
5.875%, 2/15/22	6,400	5,568,000
Sensata Technologies BV (a)(c),
5.625%, 11/1/24	6,085	6,351,219

		25,150,631

Semiconductors & Semiconductor Equipment—0.2%
Qorvo, Inc. (a)(c),
7.00%, 12/1/25	5,860	6,153,000

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. (a)(c),
5.00%, 12/15/21	5,135	5,411,006

Software—1.3%
Activision Blizzard, Inc. (a)(c),
6.125%, 9/15/23	3,770	4,062,175
First Data Corp. (a)(c),
7.00%, 12/1/23	8,245	8,358,369
MSCI, Inc. (a)(c),
5.25%, 11/15/24	6,620	6,859,975

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Open Text Corp. (a)(c),
5.625%, 1/15/23	$6,695	$6,862,375
Rackspace Hosting, Inc. (a)(c),
6.50%, 1/15/24	7,650	7,592,625
SS&C Technologies Holdings, Inc. (a)(c),
5.875%, 7/15/23	4,375	4,565,041

		38,300,560

Specialty Retail—0.1%
L Brands, Inc.,
6.875%, 11/1/35	3,190	3,477,738

Telecommunications—3.3%
CenturyLink, Inc.,
6.75%, 12/1/23	2,000	1,952,500
Cincinnati Bell, Inc.,
8.375%, 10/15/20	530	540,600
CommScope Technologies Finance LLC (a)(c),
6.00%, 6/15/25	7,960	8,119,200
Consolidated Communications, Inc.,
6.50%, 10/1/22	7,200	6,318,000
EarthLink Holdings Corp.,
7.375%, 6/1/20	7,960	8,278,400
8.875%, 5/15/19	2,416	2,488,480
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	8,640	9,666,000
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	3,500	2,126,250
7.25%, 4/1/19	5,005	3,716,212
Level 3 Financing, Inc.,
5.375%, 5/1/25	9,765	9,923,681
Sprint Communications, Inc.,
6.00%, 11/15/22	3,925	2,889,781
8.375%, 8/15/17	4,250	4,212,812
11.50%, 11/15/21	4,360	3,902,200
Sprint Corp.,
7.125%, 6/15/24	2,250	1,681,875
T-Mobile USA, Inc.,
6.625%, 11/15/20	3,205	3,325,188
6.625%, 4/1/23	4,000	4,230,000
6.836%, 4/28/23	6,405	6,725,250
West Corp. (a)(c),
5.375%, 7/15/22	7,935	7,308,532
Windstream Services LLC,
7.50%, 6/1/22	3,475	2,684,438
7.50%, 4/1/23	2,125	1,615,000
7.875%, 11/1/17	3,000	3,210,000

		94,914,399

Transportation—0.5%
Erickson, Inc.,
8.25%, 5/1/20	9,346	5,747,790
XPO Logistics, Inc. (a)(c),
6.50%, 6/15/22	2,995	2,923,869
7.875%, 9/1/19	5,790	6,021,600

		14,693,259

Total Corporate Bonds & Notes (cost—$1,046,644,161)		923,682,308

CONVERTIBLE BONDS—22.1%

Apparel & Textiles—0.1%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	4,185	2,887,650
2.50%, 6/1/16	1,440	1,440,000

		4,327,650

Auto Manufacturers—1.0%
Fiat Chrysler Automobiles NV,
7.875%, 12/15/16	13,592	9,990,120
Tesla Motors, Inc.,
0.25%, 3/1/19	5,690	5,199,237
1.25%, 3/1/21	14,665	12,639,397
1.50%, 6/1/18	1,245	2,293,913

		30,122,667

	Principal Amount (000s)	Value*

Biotechnology—1.5%
Aegerion Pharmaceuticals, Inc.,
2.00%, 8/15/19	$5,500	$2,822,187
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	5,300	6,164,562
1.50%, 10/15/20	1,740	2,071,688
Gilead Sciences, Inc.,
1.625%, 5/1/16	2,625	10,801,888
Illumina, Inc.,
0.50%, 6/15/21	14,555	15,746,691
Incyte Corp.,
0.375%, 11/15/18	965	1,484,291
Innoviva, Inc.,
2.125%, 1/15/23	1,360	1,066,750
Medicines Co.,
1.375%, 6/1/17	2,895	3,692,934

		43,850,991

Commercial Services—0.3%
Huron Consulting Group, Inc.,
1.25%, 10/1/19	7,480	7,307,025

Communications Equipment—0.3%
Brocade Communications Systems, Inc.,
1.375%, 1/1/20	7,450	7,417,406

Computers—0.3%
SanDisk Corp.,
0.50%, 10/15/20	7,720	8,052,925

Construction & Engineering—0.2%
Dycom Industries, Inc. (a)(c),
0.75%, 9/15/21	4,550	4,487,437

Distribution/Wholesale—0.2%
WESCO International, Inc.,
6.00%, 9/15/29	2,995	5,752,272

Diversified Financial Services—0.2%
Encore Capital Group, Inc.,
2.875%, 3/15/21	6,960	4,819,800

Electric Utilities—0.1%
NRG Yield, Inc. (a)(c),
3.25%, 6/1/20	4,420	3,859,213
3.50%, 2/1/19	280	263,725

		4,122,938

Energy-Alternate Sources—0.2%
SolarCity Corp.,
1.625%, 11/1/19	10,800	6,243,750
SunEdison, Inc. (a)(c),
0.25%, 1/15/20	9,565	376,622
2.625%, 6/1/23	11,270	443,756
3.375%, 6/1/25	4,565	179,747

		7,243,875

Health Care Equipment & Supplies—0.3%
NuVasive, Inc. (a)(c),
2.25%, 3/15/21	3,000	3,225,000
Wright Medical Group, Inc.,
2.00%, 2/15/20	7,730	6,942,506

		10,167,506

Health Care Providers & Services—0.1%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	3,435	3,289,013

Healthcare-Products—0.7%
Cepheid,
1.25%, 2/1/21	3,625	3,246,640
Hologic, Inc.,
zero coupon, 12/15/43	7,495	9,331,275
2.00%, 3/1/42	2,875	3,723,125
NuVasive, Inc.,
2.75%, 7/1/17	3,595	4,552,169

		20,853,209

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Healthcare-Services—0.4%
Molina Healthcare, Inc.,
1.125%, 1/15/20	$6,920	$11,418,000

Holding Companies-Diversified—0.1%
Horizon Pharma Investment Ltd.,
2.50%, 3/15/22	3,375	2,891,953

Home Builders—0.6%
CalAtlantic Group, Inc.,
0.25%, 6/1/19	1,705	1,517,450
1.625%, 5/15/18	2,875	3,518,281
KB Home,
1.375%, 2/1/19	5,375	4,985,313
Lennar Corp. (c),
3.25%, 11/15/21	4,005	8,270,325

		18,291,369

Insurance—0.7%
Fidelity National Financial, Inc.,
4.25%, 8/15/18	3,875	7,253,516
MGIC Investment Corp.,
5.00%, 5/1/17	4,810	5,008,412
Radian Group, Inc.,
2.25%, 3/1/19	5,900	7,434,000

		19,695,928

Internet—3.8%
Ctrip.com International Ltd.,
1.00%, 7/1/20 (a)(c)	2,975	3,281,797
1.25%, 10/15/18	2,680	3,447,150
1.99%, 7/1/25 (a)(c)	4,365	4,891,528
FireEye, Inc. (a)(c),
1.00%, 6/1/35	4,035	3,439,838
1.625%, 6/1/35	4,650	3,804,281
LinkedIn Corp.,
0.50%, 11/1/19	7,735	7,043,684
Priceline Group, Inc.,
0.35%, 6/15/20	14,575	17,562,875
0.90%, 9/15/21	3,660	3,692,025
1.00%, 3/15/18	2,995	4,307,184
Qihoo 360 Technology Co., Ltd.,
2.50%, 9/15/18	5,095	5,088,631
Twitter, Inc.,
0.25%, 9/15/19	4,920	4,332,675
1.00%, 9/15/21	9,690	8,163,825
VeriSign, Inc.,
4.345%, 8/15/37	5,075	13,147,422
Web.com Group, Inc.,
1.00%, 8/15/18	3,700	3,528,875
WebMD Health Corp.,
1.50%, 12/1/20	1,765	2,361,791
Yahoo!, Inc.,
zero coupon, 12/1/18	14,765	14,663,491
YY, Inc.,
2.25%, 4/1/19	7,795	7,604,997

		110,362,069

Machinery-Diversified—0.1%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	2,826,741

Media—0.4%
Liberty Media Corp.,
1.375%, 10/15/23	12,025	11,949,844

Miscellaneous Manufacturing—0.1%
Trinity Industries, Inc.,
3.875%, 6/1/36	2,230	2,377,738

Oil, Gas & Consumable Fuels—0.7%
Cheniere Energy, Inc.,
4.25%, 3/15/45	12,605	6,633,381
Cobalt International Energy, Inc.,
2.625%, 12/1/19	7,050	3,551,437
3.125%, 5/15/24	4,900	1,996,750
Energy XXI Ltd.,
3.00%, 12/15/18	7,835	23,505

	Principal Amount (000s)	Value*

Stone Energy Corp.,
1.75%, 3/1/17	$5,735	$2,254,572
Whiting Petroleum Corp. (a)(c),
1.25%, 4/1/20	7,995	4,692,066

		19,151,711

Pharmaceuticals—1.4%
Clovis Oncology, Inc.,
2.50%, 9/15/21	2,440	1,666,825
Depomed, Inc.,
2.50%, 9/1/21	2,415	2,262,553
Herbalife Ltd.,
2.00%, 8/15/19	12,305	11,874,387
Impax Laboratories, Inc. (a)(c),
2.00%, 6/15/22	9,060	8,125,687
Jazz Investments I Ltd.,
1.875%, 8/15/21	6,810	7,031,325
Teva Pharmaceutical Finance Co. LLC,
0.25%, 2/1/26	7,285	9,516,031

		40,476,808

Real Estate—0.2%
Extra Space Storage L.P. (a)(c),
3.125%, 10/1/35	6,025	6,894,859

Real Estate Investment Trust—0.4%
iStar Financial, Inc. (a)(c),
1.50%, 11/15/16	4,510	4,445,169
Starwood Property Trust, Inc.,
4.55%, 3/1/18	6,610	6,659,575

		11,104,744

Retail—0.1%
Restoration Hardware Holdings, Inc. (a)(c),
zero coupon, 7/15/20	2,700	2,006,438

Semiconductors—4.3%
GT Advanced Technologies, Inc. (d),
3.00%, 10/1/17	2,860	5,363
Intel Corp.,
3.25%, 8/1/39	12,310	19,603,737
Lam Research Corp.,
0.50%, 5/15/16	3,735	5,009,569
1.25%, 5/15/18	6,860	10,139,937
Microchip Technology, Inc.,
1.625%, 2/15/25	11,690	12,084,537
2.125%, 12/15/37	5,320	10,610,075
Micron Technology, Inc.,
3.00%, 11/15/43	16,452	11,290,185
Novellus Systems, Inc.,
2.625%, 5/15/41	4,545	11,095,481
NVIDIA Corp.,
1.00%, 12/1/18	8,010	14,332,894
NXP Semiconductors NV,
1.00%, 12/1/19	8,000	8,890,000
ON Semiconductor Corp.,
1.00%, 12/1/20 (a)(c)	1,000	897,500
2.625%, 12/15/26	7,790	8,452,150
Xilinx, Inc.,
2.625%, 6/15/17	7,495	12,357,381

		124,768,809

Software—2.6%
Akamai Technologies, Inc.,
zero coupon, 2/15/19	10,025	9,805,753
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	5,450	5,572,625
Citrix Systems, Inc.,
0.50%, 4/15/19	1,250	1,402,344
Electronic Arts, Inc.,
0.75%, 7/15/16	1,090	2,259,706
Nuance Communications, Inc. (a)(c),
1.00%, 12/15/35	7,240	6,701,525
Red Hat, Inc.,
0.25%, 10/1/19	8,800	10,961,500

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Salesforce.com, Inc.,
0.25%, 4/1/18	$14,545	$18,035,800
ServiceNow, Inc.,
zero coupon, 11/1/18	9,395	10,222,934
Verint Systems, Inc.,
1.50%, 6/1/21	2,875	2,546,172
Workday, Inc.,
0.75%, 7/15/18	5,695	6,453,147

		73,961,506

Telecommunications—0.5%
Ciena Corp.,
0.875%, 6/15/17	3,085	3,042,581
3.75%, 10/15/18 (a)(c)	1,910	2,268,125
Viavi Solutions, Inc.,
0.625%, 8/15/33	10,315	10,089,360

		15,400,066

Transportation—0.2%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	2,931,187
Scorpio Tankers, Inc. (a)(c),
2.375%, 7/1/19	4,440	3,682,425

		6,613,612

Total Convertible Bonds (cost—$792,747,633)		642,006,909

	Shares

CONVERTIBLE PREFERRED STOCK—7.0%

Banks—0.7%
Bank of America Corp., Ser. L (f),
7.25%	5,805	6,606,090
Wells Fargo & Co., Ser. L (f),
7.50%	11,155	13,441,887

		20,047,977

Commercial Services & Supplies—0.3%
Stericycle, Inc.,
5.25%, 9/15/18	91,075	8,465,421

Diversified Telecommunication Services—0.0%
Intelsat S.A., Ser. A,
5.75%, 5/1/16	43,650	318,863

Electric Utilities—0.3%
Exelon Corp.,
6.50%, 6/1/17	205,550	10,119,226

Food & Beverage—0.4%
Post Holdings, Inc. (f),
2.50%	86,535	11,482,113

Food Products—0.5%
Tyson Foods, Inc.,
4.75%, 7/15/17	194,030	14,451,354

Health Care Providers & Services—0.9%
Anthem, Inc.,
5.25%, 5/1/18	436,855	20,396,760
JPMorgan Chase & Co. (HCA Holding, Inc.) (m),
8.00%, 5/5/16	8,744,000	6,094,568

		26,491,328

Hotels, Restaurants & Leisure—0.0%
Credit Suisse AG (MGM Resorts International) (m),
zero coupon, 11/19/20	1,000,000	920,600

Independent Power Producers & Energy Traders—0.1%
Dynegy, Inc., Ser. A,
5.375%, 11/1/17	68,515	3,665,553

	Shares	Value*

Metals & Mining—0.2%
Alcoa, Inc., Ser.
1,5.375%, 10/1/17	167,215	$5,516,423

Oil, Gas & Consumable Fuels—0.4%
Chesapeake Energy Corp. (a)(c)(f),
5.75%	14,300	2,582,937
Kinder Morgan, Inc., Ser. A,
9.75%, 10/26/18	103,505	4,668,076
Southwestern Energy Co., Ser. B,
6.25%, 1/15/18	144,575	2,835,116

		10,086,129

Pharmaceuticals—1.2%
Allergan PLC, Ser. A,
5.50%, 3/1/18	27,410	25,193,627
Teva Pharmaceutical Industries Ltd.,
7.00%, 12/15/18	10,535	9,312,308

		34,505,935

Real Estate Investment Trust—1.0%
American Tower Corp.,
5.25%, 5/15/17, Ser. A	97,300	10,235,960
5.50%, 2/15/18	91,795	9,468,654
Crown Castle International Corp., Ser. A,
4.50%, 11/1/16	78,820	8,449,504

		28,154,118

Telecommunications—0.6%
Frontier Communications Corp., Ser. A,
11.125%, 6/29/18	158,090	16,504,596

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	182,490	12,080,838

Total Convertible Preferred Stock (cost—$243,974,582)		202,810,474

	Principal Amount (000s)

SENIOR LOANS (a)(b)(e)(h)—0.4%

Media—0.4%
SFX Entertainment, Inc, Term B, DIP, PIK (j),
10.00%, 1/31/17	$7,138	7,138,336
SFXE Netherlands Holdings Coöperatief U.A., Term B, DIP,
20.00%, 1/31/17	5,954	5,953,608

Total Senior Loans (cost—$13,091,944)		13,091,944

	Shares

PREFERRED STOCK—0.0%

Media—0.0%
SFX Entertainment, Inc., Ser. B (a)(b)(c)(e) (cost—$8,000,000)	8,000	80

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.3%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $67,130,056; collateralized by Fannie Mae, 1.375%, due 2/26/21, valued at $68,475,488 including accrued interest (cost—$67,130,000)	$67,130	$67,130,000

Total Investments, before options written (cost—$3,363,907,427)—98.8%		2,865,195,972

	Contracts

OPTIONS WRITTEN (k)(l)—(0.0)%

Call Options—(0.0)%
3M Co., strike price $170.00, expires 4/15/16	930	(44,175)
Alphabet, Inc., strike price $790.00, expires 4/15/16	225	(38,812)
Amphenol Corp., strike price $60.00, expires 5/20/16	1,835	(160,563)
Baxter International, Inc., strike price $42.00, expires 4/15/16	1,480	(33,300)
Bristol-Myers Squibb Co., strike price $70.00, expires 5/20/16	2,405	(66,137)
Costco Wholesale Corp., strike price $165.00, expires 4/15/16	995	(10,945)
Facebook, Inc., strike price $120.00, expires 4/15/16	1,360	(44,200)
General Electric Co., strike price $33.00, expires 5/20/16	2,490	(64,740)
Home Depot, Inc., strike price $136.00, expires 4/15/16	1,130	(60,455)
Microsoft Corp., strike price $56.00, expires 4/15/16	2,575	(110,725)
Starbucks Corp., strike price $62.50, expires 5/20/16	1,955	(123,165)
Target Corp., strike price $85.00, expires 4/15/16	1,615	(37,145)
Texas Instruments, Inc., strike price $62.50, expires 5/20/16	2,230	(50,175)
UnitedHealth Group, Inc., strike price $130.00, expires 4/15/16	800	(126,800)
Valero Energy Corp., strike price $72.50, expires 4/15/16	825	(3,300)
Visa, Inc., strike price $80.00, expires 4/15/16	2,160	(19,440)

Total Options Written (premiums received—$1,100,760)		(994,077)

Total Investments, net of options written (cost—$3,362,806,667)—98.8%		2,864,201,895

Other assets less other liabilities—1.2%		34,098,810

Net Assets—100.0%		$2,898,300,705

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $332,133,963, representing 11.5% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	In default.
(e)	Fair-Valued—Securities with an aggregate value of $14,770,720, representing 0.5% of net assets.
(f)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Debtor-in-possession financial obligations.
(i)	Restricted. The acquisition cost of such security is $1,422,157. The value is $1,678,696, representing 0.1% of net assets.
(j)	$4,111,156 of this amount is being held in escrow for the benefit of the debtor by an agent. PIK interest is not charged on the amount held in escrow until drawn by the debtor.
(k)	Non-income producing.
(l)	Exchange traded-Chicago Board Options Exchange.
(m)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(n)	At March 31, 2016, the Fund had the following unfunded commitment under a debtor-in-possession financing which could be extended at the option of the in-bankruptcy issuer:

Issuer	Principal Amount
SFX Entertainment Inc.	$1,529,247

(o)	Transactions in options written for the nine months ended March 31, 2016:

	Contracts	Premiums
Options outstanding, June 30, 2015	20,344	$672,406
Options written	186,328	10,123,633
Options terminated in closing transactions	(45,360)	(2,738,980)
Options expired	(136,302)	(6,956,299)

Options outstanding, March 31, 2016	25,010	$1,100,760

Glossary:

ADR—American Depositary Receipt

DIP—Debtor-in-Possession

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—100.1%

Aerospace & Defense—1.7%
Orbital ATK, Inc.	56,244	$4,889,853

Airlines—2.9%
United Continental Holdings, Inc. (a)	135,834	8,131,023

Auto Components—2.6%
Delphi Automotive PLC	99,634	7,474,543

Banks—1.7%
First Republic Bank	72,385	4,823,736

Beverages—2.9%
Constellation Brands, Inc., Class A	54,380	8,216,274

Biotechnology—3.1%
Anacor Pharmaceuticals, Inc. (a)	26,943	1,440,103
BioMarin Pharmaceutical, Inc. (a)	49,551	4,086,967
Incyte Corp. (a)	46,419	3,363,985

		8,891,055

Building Products—1.6%
AO Smith Corp.	60,303	4,601,722

Capital Markets—1.8%
SEI Investments Co.	115,412	4,968,487

Chemicals—0.5%
Axalta Coating Systems Ltd. (a)	48,545	1,417,514

Communications Equipment—2.6%
NetScout Systems, Inc. (a)	139,337	3,200,571
Palo Alto Networks, Inc. (a)	24,759	4,039,183

		7,239,754

Construction Materials—1.8%
Vulcan Materials Co.	49,080	5,181,376

Containers & Packaging—1.5%
Berry Plastics Group, Inc. (a)	118,772	4,293,608

Diversified Financial Services—2.0%
McGraw Hill Financial, Inc.	57,913	5,732,229

Electrical Equipment—4.3%
Acuity Brands, Inc.	25,343	5,528,322
AMETEK, Inc.	107,553	5,375,499
Regal Beloit Corp.	22,635	1,428,042

		12,331,863

Food Products—5.4%
Blue Buffalo Pet Products, Inc. (a)	161,766	4,150,916
Tyson Foods, Inc., Class A	77,891	5,192,214
WhiteWave Foods Co. (a)	144,496	5,872,317

		15,215,447

Health Care Equipment & Supplies—6.8%
Boston Scientific Corp. (a)	258,501	4,862,404
DexCom, Inc. (a)	44,125	2,996,529
Edwards Lifesciences Corp. (a)	72,651	6,408,545
STERIS PLC	72,033	5,117,944

		19,385,422

Health Care Providers & Services—1.5%
Universal Health Services, Inc., Class B	33,540	4,183,109

Hotels, Restaurants & Leisure—3.2%
Dunkin’ Brands Group, Inc.	81,118	3,826,336
Royal Caribbean Cruises Ltd.	63,559	5,221,372

		9,047,708

Household Durables—5.7%
Harman International Industries, Inc.	51,096	4,549,588
Newell Rubbermaid, Inc.	166,404	7,370,033
Tempur Sealy International, Inc. (a)	69,285	4,211,835

		16,131,456

	Shares	Value*

Insurance—1.6%
Willis Towers Watson PLC	37,285	$4,424,238

IT Services—4.9%
Fidelity National Information Services, Inc.	117,735	7,453,803
Vantiv, Inc., Class A (a)	121,159	6,528,047

		13,981,850

Life Sciences Tools & Services—2.8%
PerkinElmer, Inc.	59,087	2,922,443
Quintiles Transnational Holdings, Inc. (a)	75,727	4,929,828

		7,852,271

Machinery—0.9%
WABCO Holdings, Inc. (a)	23,350	2,496,582

Media—2.0%
AMC Networks, Inc., Class A (a)	67,166	4,361,760
Interpublic Group of Cos., Inc.	63,020	1,446,309

		5,808,069

Multi-line Retail—2.8%
Dollar Tree, Inc. (a)	95,659	7,888,041

Pharmaceuticals—1.5%
Catalent, Inc. (a)	164,675	4,391,882

Professional Services—2.5%
Equifax, Inc.	62,028	7,089,180

Real Estate Investment Trust—3.1%
Equinix, Inc.	26,796	8,861,705

Real Estate Management & Development—1.8%
CBRE Group, Inc., Class A (a)	173,873	5,011,020

Semiconductors & Semiconductor Equipment—3.8%
Lam Research Corp.	52,615	4,345,999
M/A-COM Technology Solutions Holdings, Inc. (a)	69,626	3,048,923
Monolithic Power Systems, Inc.	53,716	3,418,486

		10,813,408

Software—5.8%
Activision Blizzard, Inc.	220,052	7,446,560
Red Hat, Inc. (a)	81,524	6,074,353
Tableau Software, Inc., Class A (a)	67,347	3,089,207

		16,610,120

Specialty Retail—8.2%
Advance Auto Parts, Inc.	44,751	7,175,375
Burlington Stores, Inc. (a)	91,192	5,128,638
Michaels Cos., Inc. (a)	206,554	5,777,315
Tractor Supply Co.	57,786	5,227,322

		23,308,650

Technology Hardware, Storage & Peripherals—1.6%
Western Digital Corp.	97,204	4,591,917

Textiles, Apparel & Luxury Goods—1.6%
Kate Spade & Co. (a)	179,112	4,570,938

Thrifts & Mortgage Finance—1.6%
MGIC Investment Corp. (a)	607,311	4,658,075

Total Common Stock (cost—$255,375,168)		284,514,125

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $524,000; collateralized by Fannie Mae, 1.375%, due 2/26/21, valued at $535,669 including accrued interest (cost—$524,000)	$524	$524,000

Total Investments (cost—$255,899,168)—100.3%		285,038,125

Liabilities in excess of other assets—(0.3)%		(743,590)

Net Assets—100.0%		$284,294,535

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.4%

Aerospace & Defense—1.8%
United Technologies Corp.	1,005,500	$100,650,550

Automobiles—4.2%
Ford Motor Co.	8,420,500	113,676,750
General Motors Co.	3,817,500	119,984,025

		233,660,775

Banks—13.9%
Citigroup, Inc.	2,613,800	109,126,150
Fifth Third Bancorp	6,973,600	116,389,384
JPMorgan Chase & Co.	3,795,800	224,787,276
PNC Financial Services Group, Inc.	1,244,978	105,287,789
Wells Fargo & Co.	4,488,700	217,073,532

		772,664,131

Biotechnology—3.8%
AbbVie, Inc.	1,988,500	113,583,120
Gilead Sciences, Inc.	1,084,600	99,631,356

		213,214,476

Capital Markets—2.3%
Ameriprise Financial, Inc.	1,375,641	129,324,010

Chemicals—2.0%
Celanese Corp., Ser. A	1,721,600	112,764,800

Communications Equipment—2.0%
Cisco Systems, Inc.	3,896,600	110,936,202

Consumer Finance—2.2%
Capital One Financial Corp.	1,740,500	120,634,055

Containers & Packaging—2.0%
International Paper Co.	2,673,200	109,708,128

Diversified Telecommunication Services—5.5%
AT&T, Inc.	5,183,857	203,051,679
Verizon Communications, Inc.	1,893,300	102,389,664

		305,441,343

Electric Utilities—1.8%
American Electric Power Co., Inc.	1,501,600	99,706,240

Electrical Equipment—2.0%
Eaton Corp. PLC	1,784,500	111,638,320

Food & Staples Retailing—3.9%
Wal-Mart Stores, Inc.	3,196,600	218,935,134

Health Care Providers & Services—2.2%
Quest Diagnostics, Inc.	1,733,600	123,865,720

Household Products—1.9%
Procter & Gamble Co.	1,266,000	104,204,460

Insurance—9.6%
Hartford Financial Services Group, Inc.	2,287,900	105,426,432
MetLife, Inc.	4,906,200	215,578,428
Travelers Cos., Inc.	1,853,700	216,345,327

		537,350,187

IT Services—4.0%
International Business Machines Corp.	1,484,934	224,893,254

Leisure Equipment & Products—2.1%
Mattel, Inc.	3,515,000	118,174,300

Multi-line Retail—1.8%
Macy’s, Inc.	2,238,619	98,700,712

Multi-Utilities—1.8%
Public Service Enterprise Group, Inc.	2,175,600	102,557,784

	Shares	Value*

Oil, Gas & Consumable Fuels—14.0%
Chevron Corp.	1,204,500	$114,909,300
Exxon Mobil Corp.	1,286,800	107,563,612
Royal Dutch Shell PLC, Class A ADR	4,702,200	227,821,590
Sasol Ltd. ADR	3,985,313	117,726,146
Total S.A. ADR	2,527,500	114,799,050
Valero Energy Corp.	1,537,300	98,602,422

		781,422,120

Pharmaceuticals—5.9%
Johnson & Johnson	972,900	105,267,780
Pfizer, Inc.	3,853,900	114,229,596
Teva Pharmaceutical Industries Ltd. ADR	2,031,200	108,689,512

		328,186,888

Road & Rail—2.1%
Ryder System, Inc. (a)	1,803,500	116,830,730

Semiconductors & Semiconductor Equipment—1.7%
Intel Corp.	2,999,474	97,032,984

Software—2.2%
CA, Inc.	4,071,700	125,367,643

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	865,400	94,319,946

Total Common Stock (cost—$5,153,817,474)		5,492,184,892

	Principal Amount (000s)

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $10,541,009; collateralized by U.S. Treasury Notes, 3.625%, due 2/15/21, valued at $10,754,175 including accrued interest (cost—$10,541,000)	$10,541	10,541,000

Total Investments (cost—$5,164,358,474)—98.6%		5,502,725,892

Other assets less liabilities—1.4%		75,887,722

Net Assets—100.0%		$5,578,613,614

Notes to Schedule of Investments:

(a)	Affiliated security

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.5%

Australia—3.1%
Australia & New Zealand Banking Group Ltd. ADR	1,466,800	$26,263,054
Sonic Healthcare Ltd.	1,221,500	17,518,456

		43,781,510

Canada—6.8%
Cameco Corp.	1,118,200	14,357,688
Magna International, Inc.	680,300	29,225,688
Manulife Financial Corp.	1,000,200	14,132,826
Open Text Corp.	282,000	14,607,600
Toronto-Dominion Bank	564,200	24,333,946

		96,657,748

China—6.6%
Beijing Enterprises Holdings Ltd.	3,597,300	19,699,582
China Construction Bank Corp., Class H	45,253,100	29,027,478
China Mobile Ltd.	2,403,100	26,598,852
ENN Energy Holdings Ltd.	3,304,000	18,266,013

		93,591,925

France—9.6%
Atos S.E.	403,792	32,795,441
AXA S.A.	1,686,621	39,549,055
Cie Generale des Etablissements Michelin	182,000	18,594,671
Eutelsat Communications S.A.	498,700	16,083,699
Sanofi	370,307	29,771,102

		136,793,968

Germany—3.0%
Bayer AG	129,800	15,209,988
Deutsche Lufthansa AG	1,716,944	27,710,463

		42,920,451

Hong Kong—3.7%
BOC Hong Kong Holdings Ltd.	8,325,900	24,871,402
CK Hutchison Holdings Ltd.	2,150,000	27,877,404

		52,748,806

India—2.1%
ICICI Bank Ltd. ADR	4,125,800	29,540,728

Indonesia—0.7%
Bank Rakyat Indonesia Persero Tbk PT	11,024,400	9,486,998

Ireland—2.1%
Smurfit Kappa Group PLC (c)	1,157,755	29,781,489

Israel—2.9%
Teva Pharmaceutical Industries Ltd. ADR	763,700	40,865,587

Italy—2.1%
Enel SpA	6,816,324	30,218,249

Japan—13.4%
Concordia Financial Group Ltd. (b)	5,173,510	23,663,703
Isuzu Motors Ltd.	2,696,400	27,813,288
KDDI Corp.	885,100	23,615,144
Mitsubishi Electric Corp.	1,218,000	12,762,114
NSK Ltd.	2,982,100	27,294,922
Sumitomo Chemical Co., Ltd.	5,450,000	24,668,895
T&D Holdings, Inc.	2,365,170	22,093,147
West Japan Railway Co.	462,800	28,576,583

		190,487,796

Korea (Republic of)—3.2%
Korea Electric Power Corp. ADR	1,746,141	44,963,131

Mexico—2.0%
America Movil S.A.B. de C.V., Ser. L ADR	1,844,000	28,637,320

	Shares	Value*

Netherlands—1.9%
Aegon NV	4,810,611	$26,438,074

Norway—0.8%
DNB ASA	1,020,150	12,046,229

Russian Federation—1.9%
Lukoil PJSC ADR	686,600	26,375,739

Singapore—2.1%
United Overseas Bank Ltd. ADR	1,075,400	30,057,430

South Africa—2.6%
Sasol Ltd. ADR	1,244,523	36,763,209

Sweden—6.4%
Nordea Bank AB	2,097,476	20,118,776
Svenska Cellulosa AB SCA ADR	357,100	11,137,949
Telefonaktiebolaget LM Ericsson, Class B	3,037,388	30,412,458
Telia Co. AB	5,582,131	28,924,239

		90,593,422

Taiwan—2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,099,600	28,809,520

Turkey—0.8%
KOC Holding AS ADR	455,239	11,526,651

United Kingdom—18.0%
AstraZeneca PLC	357,272	19,947,124
BAE Systems PLC ADR	968,000	28,280,120
Centrica PLC	3,913,778	12,785,762
Imperial Brands PLC	502,071	27,798,283
Man Group PLC	5,476,864	11,970,647
Marks & Spencer Group PLC ADR	2,347,300	27,792,032
Persimmon PLC	804,664	24,044,352
Royal Dutch Shell PLC, Class A ADR	905,600	43,876,320
Shire PLC ADR	89,100	15,316,290
Sky PLC	840,309	12,347,957
WPP PLC	1,322,593	30,784,006

		254,942,893

United States—0.7%
Axis Capital Holdings Ltd.	183,000	10,149,180

Total Common Stock (cost—$1,500,903,017)		1,398,178,053

	Principal Amount (000s)

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $22,734,019; collateralized by U.S. Treasury Notes, 2.25%—3.125%, due 4/30/21—5/15/21, valued at $23,191,467 including accrued interest (cost—$22,734,000)	$22,734	22,734,000

Total Investments (cost—$1,523,637,017) (a)—100.1%		1,420,912,053

Liabilities in excess of other assets—(0.1)%		(1,873,062)

Net Assets—100.0%		$1,419,038,991

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $837,502,342, representing 59.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $23,663,703, representing 1.7% of net assets.
(c)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	16.2%
Oil, Gas & Consumable Fuels	8.6%
Pharmaceuticals	8.5%
Insurance	7.9%
Wireless Telecommunication Services	5.6%
Electric Utilities	5.3%
Media	4.2%
Industrial Conglomerates	4.2%
Auto Components	3.4%
IT Services	2.3%
Communications Equipment	2.1%
Containers & Packaging	2.1%
Diversified Telecommunication Services	2.0%
Semiconductors & Semiconductor Equipment	2.0%
Road & Rail	2.0%
Aerospace & Defense	2.0%
Automobiles	2.0%
Tobacco	2.0%
Multi-line Retail	2.0%
Airlines	1.9%
Machinery	1.9%
Chemicals	1.7%
Household Durables	1.7%
Gas Utilities	1.3%
Health Care Providers & Services	1.2%
Software	1.0%
Multi-Utilities	0.9%
Electrical Equipment	0.9%
Capital Markets	0.8%
Household Products	0.8%
Repurchase Agreements	1.6%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Aerospace & Defense—6.1%
Boeing Co.	43,600	$5,534,584
Huntington Ingalls Industries, Inc.	36,200	4,957,228
Lockheed Martin Corp.	23,600	5,227,400
Northrop Grumman Corp.	51,300	10,152,270
United Technologies Corp.	56,200	5,625,620

		31,497,102

Auto Components—1.0%
Lear Corp.	45,200	5,024,884

Automobiles—1.9%
Ford Motor Co.	381,700	5,152,950
General Motors Co.	151,400	4,758,502

		9,911,452

Banks—10.5%
Citigroup, Inc.	296,700	12,387,225
Fifth Third Bancorp	310,015	5,174,150
JPMorgan Chase & Co.	238,700	14,135,814
KeyCorp	778,700	8,596,848
Wells Fargo & Co.	283,400	13,705,224

		53,999,261

Biotechnology—3.8%
AbbVie, Inc.	173,100	9,887,472
Gilead Sciences, Inc.	104,700	9,617,742

		19,505,214

Capital Markets—2.6%
Ameriprise Financial, Inc.	47,000	4,418,470
Goldman Sachs Group, Inc.	57,300	8,994,954

		13,413,424

Chemicals—3.9%
Celanese Corp., Ser. A	80,300	5,259,650
Eastman Chemical Co.	141,400	10,213,322
LyondellBasell Industries NV, Class A	56,400	4,826,712

		20,299,684

Communications Equipment—3.0%
Cisco Systems, Inc.	550,900	15,684,123

Consumer Finance—2.8%
Capital One Financial Corp.	138,600	9,606,366
Discover Financial Services	97,600	4,969,792

		14,576,158

Containers & Packaging—1.1%
International Paper Co.	132,800	5,450,112

Diversified Financial Services—1.1%
Nasdaq, Inc.	82,100	5,449,798

Diversified Telecommunication Services—4.2%
AT&T, Inc.	280,500	10,987,185
Verizon Communications, Inc.	201,100	10,875,488

		21,862,673

Electric Utilities—3.3%
American Electric Power Co., Inc.	89,600	5,949,440
Entergy Corp.	66,800	5,295,904
PPL Corp.	155,300	5,912,271

		17,157,615

Electrical Equipment—1.1%
Emerson Electric Co.	105,900	5,758,842

Food & Staples Retailing—2.0%
Wal-Mart Stores, Inc.	152,900	10,472,121

Food Products—1.2%
ConAgra Foods, Inc.	137,100	6,117,402

Health Care Equipment & Supplies—2.0%
Medtronic PLC	134,300	10,072,500

Health Care Providers & Services—1.1%
Cigna Corp.	39,561	5,429,352

Household Durables—1.0%
DR Horton, Inc.	164,200	4,963,766

Household Products—1.0%
Procter & Gamble Co.	61,300	5,045,603

	Shares	Value*

Industrial Conglomerates—2.1%
General Electric Co.	335,700	$10,671,903

Insurance—8.0%
Allstate Corp.	78,000	5,254,860
Hartford Financial Services Group, Inc.	238,100	10,971,648
MetLife, Inc.	211,400	9,288,916
Prudential Financial, Inc.	65,200	4,708,744
Travelers Cos., Inc.	93,200	10,877,372

		41,101,540

Leisure Equipment & Products—1.2%
Mattel, Inc.	191,800	6,448,316

Machinery—1.1%
Illinois Tool Works, Inc.	57,100	5,849,324

Multi-Utilities—1.2%
Public Service Enterprise Group, Inc.	129,800	6,118,772

Oil, Gas & Consumable Fuels—12.9%
Chevron Corp.	109,800	10,474,920
ConocoPhillips	145,300	5,851,231
Exxon Mobil Corp.	243,500	20,354,165
Royal Dutch Shell PLC, Class A ADR	208,500	10,101,825
Total S.A. ADR	221,200	10,046,904
Valero Energy Corp.	145,300	9,319,542

		66,148,587

Pharmaceuticals—6.7%
Johnson & Johnson	136,300	14,747,660
Merck & Co., Inc.	105,000	5,555,550
Pfizer, Inc.	322,800	9,567,792
Teva Pharmaceutical Industries Ltd. ADR	83,600	4,473,436

		34,344,438

Semiconductors & Semiconductor Equipment—4.3%
Intel Corp.	331,500	10,724,025
Lam Research Corp.	135,800	11,217,080

		21,941,105

Software—2.1%
CA, Inc.	344,706	10,613,498

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	91,500	9,972,585

Tobacco—3.2%
Altria Group, Inc.	167,000	10,464,220
Philip Morris International, Inc.	58,900	5,778,679

		16,242,899

Total Common Stock (cost—$454,659,257)		511,144,053

	Principal Amount (000s)

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $1,465,001; collateralized by U.S. Treasury Notes, 3.625%, due 2/15/21, valued at $1,499,675 including accrued interest (cost—$1,465,000)	$1,465	1,465,000

Total Investments (cost—$456,124,257)—99.7%		512,609,053

Other assets less liabilities—0.3%		1,474,841

Net Assets—100.0%		$514,083,894

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.2%

Aerospace & Defense—4.4%
General Dynamics Corp.	46,000	$6,043,020
Huntington Ingalls Industries, Inc.	52,600	7,203,044
Orbital ATK, Inc.	85,600	7,442,064
Raytheon Co.	59,100	7,247,433

		27,935,561

Air Freight & Logistics—1.2%
FedEx Corp.	46,700	7,599,024

Airlines—1.2%
Southwest Airlines Co.	169,200	7,580,160

Auto Components—3.2%
Goodyear Tire & Rubber Co.	189,900	6,262,902
Lear Corp.	64,700	7,192,699
Magna International, Inc.	152,400	6,547,104

		20,002,705

Banks—6.1%
BB&T Corp.	182,900	6,085,083
BOK Financial Corp.	54,300	2,965,866
Cullen/Frost Bankers, Inc.	55,900	3,080,649
East West Bancorp, Inc.	192,100	6,239,408
Fifth Third Bancorp	314,400	5,247,336
KeyCorp	488,700	5,395,248
Prosperity Bancshares, Inc.	71,284	3,306,865
Regions Financial Corp.	761,600	5,978,560

		38,299,015

Beverages—1.0%
Coca-Cola Enterprises, Inc.	121,600	6,169,984

Biotechnology—1.1%
Baxalta, Inc.	173,200	6,997,280

Capital Markets—5.7%
Ameriprise Financial, Inc.	68,400	6,430,284
Ares Capital Corp.	439,800	6,526,632
Bank of New York Mellon Corp.	172,000	6,334,760
KKR & Co. L.P.	372,600	5,473,494
Lazard Ltd., Class A	126,900	4,923,720
Raymond James Financial, Inc.	134,800	6,417,828

		36,106,718

Chemicals—5.2%
Agrium, Inc.	69,100	6,100,839
Celanese Corp., Ser. A	99,700	6,530,350
Eastman Chemical Co.	97,100	7,013,533
PPG Industries, Inc.	58,800	6,555,612
Terra Nitrogen Co. L.P.	58,300	6,487,624

		32,687,958

Communications Equipment—3.1%
Brocade Communications Systems, Inc.	678,200	7,175,356
Harris Corp.	81,900	6,376,734
Juniper Networks, Inc.	237,500	6,058,625

		19,610,715

Consumer Finance—1.1%
Discover Financial Services	133,700	6,808,004

Containers & Packaging—3.1%
International Paper Co.	164,100	6,734,664
Packaging Corp. of America	120,400	7,272,160
WestRock Co.	132,900	5,187,087

		19,193,911

Electric Utilities—5.8%
American Electric Power Co., Inc.	96,100	6,381,040
Entergy Corp.	102,300	8,110,344
FirstEnergy Corp.	215,100	7,737,147
OGE Energy Corp.	224,700	6,433,161
PPL Corp.	200,600	7,636,842

		36,298,534

Electrical Equipment—1.1%
Eaton Corp. PLC	114,200	7,144,352

	Shares	Value*

Electronic Equipment, Instruments & Components—2.4%
Avnet, Inc.	180,200	$7,982,860
Corning, Inc.	337,000	7,039,930

		15,022,790

Food & Staples Retailing—0.9%
Whole Foods Market, Inc.	187,400	5,830,014

Food Products—2.1%
Archer-Daniels-Midland Co.	176,300	6,401,453
Ingredion, Inc.	64,100	6,845,239

		13,246,692

Health Care Equipment & Supplies—2.1%
St. Jude Medical, Inc.	113,100	6,220,500
Zimmer Biomet Holdings, Inc.	65,800	7,016,254

		13,236,754

Health Care Providers & Services—4.0%
Anthem, Inc.	47,500	6,602,025
Cardinal Health, Inc.	75,800	6,211,810
McKesson Corp.	37,600	5,912,600
Quest Diagnostics, Inc.	89,000	6,359,050

		25,085,485

Household Durables—1.1%
Whirlpool Corp.	36,600	6,600,444

Insurance—11.6%
Allstate Corp.	94,600	6,373,202
American Financial Group, Inc.	88,200	6,206,634
Aon PLC	60,400	6,308,780
Assurant, Inc.	78,200	6,033,130
Everest Re Group Ltd.	31,200	6,159,816
Hanover Insurance Group, Inc.	72,100	6,504,862
Hartford Financial Services Group, Inc.	139,800	6,441,984
Lincoln National Corp.	160,300	6,283,760
Principal Financial Group, Inc.	74,700	2,946,915
Prudential Financial, Inc.	89,000	6,427,580
Travelers Cos., Inc.	54,500	6,360,695
Unum Group	212,100	6,558,132

		72,605,490

IT Services—2.0%
Booz Allen Hamilton Holding Corp.	216,700	6,561,676
Fidelity National Information Services, Inc.	99,300	6,286,683

		12,848,359

Machinery—4.4%
Crane Co.	138,800	7,475,768
Cummins, Inc.	55,600	6,112,664
Illinois Tool Works, Inc.	63,100	6,463,964
Ingersoll-Rand PLC	119,400	7,403,994

		27,456,390

Media—0.8%
TEGNA, Inc.	215,900	5,065,014

Multi-Utilities—2.2%
Public Service Enterprise Group, Inc.	171,300	8,075,082
SCANA Corp.	85,700	6,011,855

		14,086,937

Oil, Gas & Consumable Fuels—7.0%
Buckeye Partners L.P.	93,900	6,379,566
Cameco Corp.	489,500	6,285,180
HollyFrontier Corp.	161,700	5,711,244
Magellan Midstream Partners L.P.	97,900	6,735,520
Marathon Petroleum Corp.	150,200	5,584,436
Sasol Ltd. ADR	229,200	6,770,568
Valero Energy Corp.	105,000	6,734,700

		44,201,214

Professional Services—1.0%
Manpowergroup, Inc.	77,500	6,310,050

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2016 (unaudited) (continued)

	Shares	Value*

Real Estate Investment Trust—5.8%
Care Capital Properties, Inc.	229,675	$6,164,477
Digital Realty Trust, Inc.	72,300	6,397,827
HCP, Inc.	166,700	5,431,086
Mid-America Apartment Communities, Inc.	61,700	6,306,357
Two Harbors Investment Corp.	749,700	5,952,618
Ventas, Inc.	99,100	6,239,336

		36,491,701

Road & Rail—2.2%
CSX Corp.	262,800	6,767,100
Norfolk Southern Corp.	81,200	6,759,900

		13,527,000

Semiconductors & Semiconductor Equipment—2.3%
Broadcom Ltd.	49,693	7,677,568
Lam Research Corp.	83,000	6,855,800

		14,533,368

Software—2.0%
CA, Inc.	206,000	6,342,740
Symantec Corp.	347,400	6,385,212

		12,727,952

Specialty Retail—1.0%
Penske Automotive Group, Inc.	159,100	6,029,890

Total Common Stock (cost—$540,629,476)		617,339,465

MUTUAL FUNDS—1.0%

Central Fund of Canada Ltd., Class A (cost—$6,832,568)	496,100	5,948,239

	Principal Amount (000s)

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $10,114,008; collateralized by U.S. Treasury Notes, 3.625%, due 2/15/21, valued at $10,319,325 including accrued interest (cost—$10,114,000)	$10,114	10,114,000

Total Investments (cost—$557,576,044)—100.8%		633,401,704

Liabilities in excess of other assets—(0.8)%		(4,980,044)

Net Assets—100.0%		$628,421,660

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—93.7%

Aerospace & Defense—2.8%
CAE, Inc.	3,856,100	$44,653,638
Elbit Systems Ltd.	313,215	29,376,435
Orbital ATK, Inc.	527,405	45,852,591

		119,882,664

Air Freight & Logistics—0.4%
Park-Ohio Holdings Corp.	388,896	16,652,527

Airlines—0.9%
Westjet Airlines Ltd.	2,483,527	39,373,106

Auto Components—0.8%
Dana Holding Corp.	1,703,900	24,007,951
Strattec Security Corp.	151,780	8,710,654

		32,718,605

Automobiles—1.1%
Thor Industries, Inc.	746,000	47,572,420

Banks—12.0%
BOK Financial Corp.	385,800	21,072,396
Community Trust Bancorp, Inc.	548,520	19,373,726
Cullen/Frost Bankers, Inc.	398,600	21,966,846
East West Bancorp, Inc.	1,338,000	43,458,240
Fidelity Southern Corp.	666,600	10,692,264
First Financial Bancorp	1,849,753	33,628,510
First Interstate Bancsystem, Inc., Class A	836,900	23,541,997
First Merchants Corp.	917,823	21,633,088
Great Western Bancorp, Inc.	1,919,364	52,341,056
Hancock Holding Co.	931,200	21,380,352
International Bancshares Corp.	1,391,181	34,306,524
Old National Bancorp	3,629,300	44,241,167
Prosperity Bancshares, Inc.	494,316	22,931,319
S&T Bancorp, Inc.	584,719	15,062,361
TCF Financial Corp.	3,526,900	43,239,794
Trustmark Corp.	909,801	20,952,717
Umpqua Holdings Corp.	3,024,500	47,968,570
WesBanco, Inc.	655,291	19,468,696

		517,259,623

Capital Markets—3.8%
AllianceBernstein Holding L.P.	1,202,602	28,176,965
Artisan Partners Asset Management, Inc., Class A	1,539,518	47,478,735
Fortress Investment Group LLC, Class A	6,594,481	31,521,619
Houlihan Lokey, Inc. (a)	604,000	15,039,600
OM Asset Management PLC	1,692,964	22,601,070
PJT Partners, Inc.	868,900	20,897,045

		165,715,034

Chemicals—4.4%
A Schulman, Inc. (a)	1,517,562	41,308,037
Cabot Corp.	1,138,600	55,028,538
Innophos Holdings, Inc.	782,222	24,178,482
Rentech Nitrogen Partners L.P.	555,768	6,341,313
Stepan Co.	790,361	43,699,060
Terra Nitrogen Co. L.P.	153,079	17,034,631

		187,590,061

Commercial Services & Supplies—4.0%
Deluxe Corp.	719,200	44,942,808
Ennis, Inc.	818,051	15,992,897
Essendant, Inc.	1,402,477	44,781,091
McGrath RentCorp	563,000	14,120,040
West Corp.	2,222,464	50,716,628

		170,553,464

Communications Equipment—1.3%
Brocade Communications Systems, Inc.	5,337,400	56,469,692

Construction & Engineering—0.5%
KBR, Inc.	1,414,800	21,901,104

Containers & Packaging—2.9%
Graphic Packaging Holding Co.	3,392,700	43,596,195
Silgan Holdings, Inc.	762,363	40,534,841
Sonoco Products Co.	882,950	42,884,881

		127,015,917

	Shares	Value*

Diversified Telecommunication Services—0.5%
Inteliquent, Inc.	1,431,644	$22,977,886

Electric Utilities—3.1%
ALLETE, Inc.	849,400	47,625,858
Great Plains Energy, Inc.	1,403,900	45,275,775
Portland General Electric Co.	985,400	38,913,446

		131,815,079

Electrical Equipment—2.4%
EnerSys	860,600	47,952,632
Regal Beloit Corp.	892,600	56,314,134

		104,266,766

Electronic Equipment, Instruments & Components—2.6%
AVX Corp.	1,011,800	12,718,326
Methode Electronics, Inc.	1,243,122	36,348,887
SYNNEX Corp.	439,511	40,694,324
Vishay Intertechnology, Inc.	1,721,600	21,020,736

		110,782,273

Food & Staples Retailing—1.4%
Andersons, Inc.	1,296,325	40,717,568
Ingles Markets, Inc., Class A	469,735	17,615,063

		58,332,631

Food Products—1.3%
Ingredion, Inc.	521,400	55,680,306

Gas Utilities—2.0%
AmeriGas Partners L.P.	827,400	35,967,078
National Fuel Gas Co.	984,900	49,294,245

		85,261,323

Health Care Providers & Services—1.0%
Ensign Group, Inc.	896,368	20,293,771
Owens & Minor, Inc.	527,300	21,313,466

		41,607,237

Hotels, Restaurants & Leisure—2.5%
Bloomin’ Brands, Inc.	1,834,200	30,942,954
Cedar Fair L.P.	398,300	23,678,935
DineEquity, Inc.	564,600	52,750,578

		107,372,467

Household Products—0.2%
Energizer Holdings, Inc.	204,261	8,274,613

Insurance—3.7%
Allied World Assurance Co. Holdings AG	320,246	11,189,395
American Financial Group, Inc.	633,400	44,572,358
First American Financial Corp.	939,600	35,808,156
Hanover Insurance Group, Inc.	535,600	48,321,832
United Insurance Holdings Corp. (a)	1,085,853	20,859,236

		160,750,977

Internet Software & Services—0.5%
j2 Global, Inc.	378,477	23,306,614

IT Services—3.5%
Booz Allen Hamilton Holding Corp.	1,445,100	43,757,628
Convergys Corp.	1,471,296	40,857,890
CSG Systems International, Inc.	585,100	26,423,116
DST Systems, Inc.	356,625	40,216,601

		151,255,235

Machinery—5.1%
Barnes Group, Inc.	1,330,365	46,602,686
Crane Co.	959,600	51,684,056
Global Brass & Copper Holdings, Inc.	1,009,300	25,182,035
Hillenbrand, Inc.	1,150,200	34,448,490
ITT Corp.	1,482,415	54,686,289
Standex International Corp.	78,044	6,072,604

		218,676,160

Marine—0.5%
Matson, Inc.	519,300	20,860,281

Media—2.0%
Meredith Corp.	1,208,882	57,421,895
Time, Inc.	1,984,687	30,643,567

		88,065,462

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2016 (unaudited) (continued)

	Shares	Value*

Metals & Mining—2.0%
Compass Minerals International, Inc.	303,600	$21,513,096
Dominion Diamond Corp.	1,339,532	14,855,410
Steel Dynamics, Inc.	2,272,200	51,147,222

		87,515,728

Multi-Utilities—1.0%
Black Hills Corp.	560,900	33,726,917
Vectren Corp.	160,000	8,089,600

		41,816,517

Oil, Gas & Consumable Fuels—6.5%
Alliance Resource Partners L.P.	1,433,200	16,696,780
Alon USA Partners L.P.	904,400	11,892,860
Boardwalk Pipeline Partners L.P.	3,849,029	56,734,687
Delek Logistics Partners L.P.	522,864	16,417,930
Northern Tier Energy L.P.	1,629,400	38,404,958
NuStar GP Holdings LLC	1,092,300	22,643,379
SandRidge Permian Trust	1,457,468	3,760,267
Sunoco L.P.	730,046	24,186,424
TC Pipelines L.P.	323,749	15,611,177
Western Refining, Inc.	774,200	22,521,478
World Fuel Services Corp.	1,038,788	50,464,321

		279,334,261

Paper & Forest Products—2.2%
Neenah Paper, Inc.	711,813	45,314,016
Schweitzer-Mauduit International, Inc.	959,134	30,193,538
Western Forest Products, Inc.	11,885,453	21,139,862

		96,647,416

Professional Services—1.0%
Korn/Ferry International	1,591,982	45,037,171

Real Estate Investment Trust—8.8%
Blackstone Mortgage Trust, Inc., Class A	1,721,300	46,234,118
Care Capital Properties, Inc.	1,585,100	42,544,084
Cousins Properties, Inc.	2,712,400	28,154,712
CyrusOne, Inc.	1,201,294	54,839,071
Franklin Street Properties Corp.	2,620,600	27,804,566
InfraREIT, Inc.	1,571,100	26,787,255
Medical Properties Trust, Inc.	2,538,100	32,944,538
Monmouth Real Estate Investment Corp.	2,715,788	32,290,719
Omega Healthcare Investors, Inc.	627,100	22,136,630
Retail Properties of America, Inc., Class A	2,814,101	44,603,501
Starwood Property Trust, Inc.	1,223,000	23,151,390

		381,490,584

Software—1.0%
Mentor Graphics Corp.	2,116,894	43,036,455

Specialty Retail—1.2%
Group 1 Automotive, Inc.	582,201	34,169,377
Sonic Automotive, Inc., Class A	1,024,100	18,925,368

		53,094,745

Thrifts & Mortgage Finance—1.2%
Provident Financial Services, Inc.	421,148	8,502,978
Washington Federal, Inc.	1,899,950	43,033,868

		51,536,846

Tobacco—0.5%
Universal Corp.	379,949	21,584,903

Trading Companies & Distributors—1.1%
Applied Industrial Technologies, Inc.	1,126,600	48,894,440

Total Common Stock (cost—$3,845,375,070)		4,041,978,593

	Shares	Value*

MUTUAL FUNDS—1.0%

Central Fund of Canada Ltd., Class A (cost—$42,632,169)	3,502,400	$41,993,776

	Principal Amount (000s)

Repurchase Agreements—5.4%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $234,582,195; collateralized by U.S. Treasury Notes, 1.625%—3.625%, due 11/30/20—2/15/21, valued at $239,274,800 including accrued interest (cost—$234,582,000)	$234,582	234,582,000

Total Investments (cost—$4,122,589,239)—100.1%		4,318,554,369

Liabilities in excess of other assets—(0.1)%		(4,350,953)

Net Assets—100.0%		$4,314,203,416

Notes to Schedule of Investments:

(a)	Affiliated security.

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.8%

Aerospace & Defense—0.8%
BWX Technologies, Inc.	19,035	$638,815

Air Freight & Logistics—0.0%
Echo Global Logistics, Inc. (a)	1,096	29,767

Airlines—1.0%
Hawaiian Holdings, Inc. (a)	3,805	179,558
SkyWest, Inc.	29,460	588,905

		768,463

Auto Components—1.7%
Cooper-Standard Holding, Inc. (a)	1,859	133,551
Modine Manufacturing Co. (a)	1,254	13,806
Motorcar Parts of America, Inc. (a)	6,958	264,265
Tower International, Inc.	27,064	736,141
Visteon Corp.	1,310	104,263

		1,252,026

Banks—7.0%
Ameris Bancorp	5,641	166,861
Banc of California, Inc.	52,588	920,290
Bank of the Ozarks, Inc.	3,872	162,508
Berkshire Hills Bancorp, Inc.	14,085	378,746
Brookline Bancorp, Inc.	56,295	619,808
CenterState Banks, Inc.	17,680	263,255
CU Bancorp (a)	1,980	41,917
Eagle Bancorp, Inc. (a)	3,213	154,224
First Financial Bancorp	33,010	600,122
First Merchants Corp.	1,799	42,402
First NBC Bank Holding Co. (a)	995	20,487
Franklin Financial Network, Inc. (a)	1,001	27,027
Great Western Bancorp, Inc.	16,700	455,409
Home BancShares, Inc.	3,323	136,077
HomeTrust Bancshares, Inc. (a)	2,320	42,526
Pacific Continental Corp.	11,190	180,495
Pacific Premier Bancorp, Inc. (a)	2,201	47,035
Seacoast Banking Corp. of Florida (a)	33,183	523,959
Stonegate Bank	932	27,923
Suffolk Bancorp	7,900	199,396
Trico Bancshares	2,120	53,678
Tristate Capital Holdings, Inc. (a)	5,735	72,261
Western Alliance Bancorp (a)	3,883	129,614

		5,266,020

Beverages—0.2%
Cott Corp.	11,717	162,749
Primo Water Corp. (a)	1,864	18,808

		181,557

Biotechnology—3.3%
Advaxis, Inc. (a)	1,926	17,392
Applied Genetic Technologies Corp. (a)	6,595	92,198
BioSpecifics Technologies Corp. (a)	701	24,409
Cara Therapeutics, Inc. (a)	6,812	42,371
Chiasma, Inc. (a)	906	8,299
Concert Pharmaceuticals, Inc. (a)	1,382	18,878
Dynavax Technologies Corp. (a)	24,594	473,189
Eagle Pharmaceuticals, Inc. (a)	2,615	105,907
Emergent Biosolutions, Inc. (a)	15,205	552,702
Five Prime Therapeutics, Inc. (a)	1,115	45,302
Flexion Therapeutics, Inc. (a)	1,536	14,131
Heron Therapeutics, Inc. (a)	777	14,755
La Jolla Pharmaceutical Co. (a)	954	19,948
Ligand Pharmaceuticals, Inc., Class B (a)	7,181	769,013
MacroGenics, Inc. (a)	844	15,825
Neurocrine Biosciences, Inc. (a)	1,960	77,518
Pfenex, Inc. (a)	1,672	16,436
Prothena Corp. PLC (a)	1,223	50,339
Repligen Corp. (a)	5,423	145,445
Synergy Pharmaceuticals, Inc. (a)	3,933	10,855

		2,514,912

	Shares	Value*

Building Products—1.2%
American Woodmark Corp. (a)	3,285	$245,028
Builders FirstSource, Inc. (a)	17,835	201,001
Gibraltar Industries, Inc. (a)	5,823	166,538
Patrick Industries, Inc. (a)	5,759	261,401
PGT, Inc. (a)	2,830	27,847

		901,815

Chemicals—1.3%
American Vanguard Corp.	2,426	38,282
Cabot Corp.	9,845	475,809
Ciner Resources L.P.	2,005	51,849
KMG Chemicals, Inc.	4,105	94,703
Olin Corp.	19,525	339,149

		999,792

Commercial Services & Supplies—2.5%
ABM Industries, Inc.	1,345	43,457
Herman Miller, Inc.	14,680	453,465
Knoll, Inc.	4,555	98,616
McGrath RentCorp	22,795	571,699
Steelcase, Inc., Class A	7,920	118,166
Viad Corp.	20,655	602,300

		1,887,703

Communications Equipment—1.0%
ADTRAN, Inc.	2,170	43,878
NETGEAR, Inc. (a)	16,495	665,903
ShoreTel, Inc. (a)	4,844	36,039

		745,820

Construction & Engineering—1.4%
Argan, Inc.	952	33,473
Comfort Systems USA, Inc.	3,925	124,697
Dycom Industries, Inc. (a)	3,001	194,075
Granite Construction, Inc.	4,349	207,882
MasTec, Inc. (a)	15,876	321,330
Primoris Services Corp.	7,363	178,921

		1,060,378

Construction Materials—0.5%
Summit Materials, Inc., Class A (a)	5,757	111,974
U.S. Concrete, Inc. (a)	4,328	257,862

		369,836

Containers & Packaging—0.3%
Berry Plastics Group, Inc. (a)	5,329	192,643

Distributors—0.4%
Core-Mark Holding Co., Inc.	2,806	228,858
Pool Corp.	830	72,824

		301,682

Diversified Consumer Services—0.3%
Bright Horizons Family Solutions, Inc. (a)	665	43,078
Capella Education Co.	2,370	124,757
Carriage Services, Inc.	3,885	83,955

		251,790

Diversified Financial Services—0.2%
Morningstar, Inc.	1,480	130,640

Diversified Telecommunication Services—0.8%
8x8, Inc. (a)	15,238	153,294
Atlantic Tele-Network, Inc.	2,340	177,442
Consolidated Communications Holdings, Inc.	2,590	66,718
Hawaiian Telcom Holdco, Inc. (a)	5,620	132,351
inContact, Inc. (a)	3,572	31,755
Vonage Holdings Corp. (a)	17,722	80,990

		642,550

Electric Utilities—2.3%
ALLETE, Inc.	2,320	130,082
Great Plains Energy, Inc.	22,115	713,209
IDACORP, Inc.	2,085	155,520
Otter Tail Corp.	3,480	103,078
PNM Resources, Inc.	11,190	377,327
Portland General Electric Co.	6,135	242,271

		1,721,487

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2016 (unaudited) (continued)

	Shares	Value*

Electrical Equipment—0.5%
Regal Beloit Corp.	5,910	$372,862

Electronic Equipment, Instruments & Components—2.7%
CUI Global, Inc. (a)	3,010	24,321
Dolby Laboratories, Inc., Class A	1,415	61,496
ePlus, Inc. (a)	1,896	152,647
QLogic Corp. (a)	50,240	675,225
Sanmina Corp. (a)	29,465	688,892
Tech Data Corp. (a)	1,070	82,144
TTM Technologies, Inc. (a)	12,918	85,905
VeriFone Systems, Inc. (a)	8,550	241,452

		2,012,082

Energy Equipment & Services—1.5%
Archrock, Inc.	50,160	401,280
Helix Energy Solutions Group, Inc. (a)	12,533	70,185
Matrix Service Co. (a)	31,810	563,037
McDermott International, Inc. (a)	27,014	110,487
TETRA Technologies, Inc. (a)	3,515	22,320

		1,167,309

Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.	1,218	138,024
Village Super Market, Inc., Class A	1,885	45,542
Weis Markets, Inc.	3,290	148,247

		331,813

Food Products—3.2%
Amplify Snack Brands, Inc. (a)	8,459	121,133
Dean Foods Co.	31,145	539,431
Fresh Del Monte Produce, Inc.	4,810	202,357
J&J Snack Foods Corp.	2,970	321,592
John B Sanfilippo & Son, Inc.	751	51,887
Lancaster Colony Corp.	3,730	412,426
Pinnacle Foods, Inc.	2,690	120,189
Post Holdings, Inc. (a)	1,685	115,877
Snyder’s-Lance, Inc.	5,950	187,306
Tootsie Roll Industries, Inc.	9,828	343,382

		2,415,580

Gas Utilities—0.8%
New Jersey Resources Corp.	7,500	273,225
Northwest Natural Gas Co.	3,680	198,168
Southwest Gas Corp.	700	46,095
Star Gas Partners L.P.	9,750	81,900

		599,388

Health Care Equipment & Supplies—5.1%
Analogic Corp.	840	66,368
AtriCure, Inc. (a)	1,908	32,112
Atrion Corp.	225	88,956
Cantel Medical Corp.	2,126	151,711
CONMED Corp.	2,745	115,125
Cynosure, Inc., Class A (a)	6,209	273,941
Globus Medical, Inc., Class A (a)	3,439	81,676
Haemonetics Corp. (a)	1,290	45,124
Hill-Rom Holdings, Inc.	10,310	518,593
ICU Medical, Inc. (a)	5,575	580,358
Inogen, Inc. (a)	4,656	209,427
Integra LifeSciences Holdings Corp. (a)	2,270	152,907
LeMaitre Vascular, Inc.	2,971	46,110
Masimo Corp. (a)	3,700	154,808
Meridian Bioscience, Inc.	8,395	173,021
NuVasive, Inc. (a)	3,965	192,897
OraSure Technologies, Inc. (a)	50,685	366,453
Orthofix International NV (a)	4,180	173,554
RTI Surgical, Inc. (a)	6,788	27,152
SurModics, Inc. (a)	1,215	22,368
Trinity Biotech PLC ADR	1,794	20,918
Vascular Solutions, Inc. (a)	4,451	144,791
West Pharmaceutical Services, Inc.	2,994	207,544

		3,845,914

	Shares	Value*

Health Care Providers & Services—5.4%
Acadia Healthcare Co., Inc. (a)	2,402	$132,374
Aceto Corp.	7,732	182,166
AMN Healthcare Services, Inc. (a)	5,282	177,528
Amsurg Corp. (a)	10,080	751,968
BioTelemetry, Inc. (a)	12,946	151,209
Chemed Corp.	1,170	158,477
CorVel Corp. (a)	1,085	42,771
Cross Country Healthcare, Inc. (a)	3,661	42,577
HealthSouth Corp.	13,232	497,920
Molina Healthcare, Inc. (a)	9,425	607,818
National Healthcare Corp.	1,820	113,386
Owens & Minor, Inc.	6,035	243,935
Premier, Inc., Class A (a)	1,260	42,034
Providence Service Corp. (a)	3,887	198,509
RadNet, Inc. (a)	3,829	18,494
VCA, Inc. (a)	12,516	722,048

		4,083,214

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc. (a)	9,987	131,928
Computer Programs & Systems, Inc.	2,125	110,755
Vocera Communications, Inc. (a)	18,507	235,964

		478,647

Hotels, Restaurants & Leisure—4.5%
Bob Evans Farms, Inc.	2,700	126,063
Brinker International, Inc.	2,907	133,577
Buffalo Wild Wings, Inc. (a)	1,062	157,303
Carrols Restaurant Group, Inc. (a)	4,338	62,641
Cedar Fair L.P.	4,730	281,199
Cheesecake Factory, Inc.	6,858	364,091
Churchill Downs, Inc.	1,763	260,712
Chuy’s Holdings, Inc. (a)	802	24,918
Cracker Barrel Old Country Store, Inc.	980	149,617
Dave & Buster’s Entertainment, Inc. (a)	3,835	148,721
Denny’s Corp. (a)	10,220	105,879
DineEquity, Inc.	3,890	363,443
Eldorado Resorts, Inc. (a)	3,824	43,747
Kona Grill, Inc. (a)	1,387	17,962
Papa Murphy’s Holdings, Inc. (a)	1,755	20,972
Penn National Gaming, Inc. (a)	10,292	171,773
Popeyes Louisiana Kitchen, Inc. (a)	2,995	155,920
Ruth’s Hospitality Group, Inc.	5,175	95,272
Six Flags Entertainment Corp.	3,384	187,778
Sonic Corp.	4,801	168,803
Texas Roadhouse, Inc.	6,187	269,629
Vail Resorts, Inc.	955	127,684

		3,437,704

Household Durables—1.2%
Cavco Industries, Inc. (a)	1,962	183,369
Helen of Troy Ltd. (a)	1,370	142,055
Installed Building Products, Inc. (a)	6,289	167,350
LGI Homes, Inc. (a)	7,651	185,231
M/I Homes, Inc. (a)	1,743	32,507
Universal Electronics, Inc. (a)	1,925	119,331
WCI Communities, Inc. (a)	1,754	32,589
William Lyon Homes, Class A (a)	2,176	31,530

		893,962

Household Products—0.6%
Central Garden & Pet Co. (a)	2,590	42,321
Orchids Paper Products Co.	1,455	40,027
WD-40 Co.	3,690	398,557

		480,905

Independent Power Producers & Energy Traders—0.3%
NRG Yield, Inc., Class A	16,755	227,365

Insurance—2.7%
American Equity Investment Life Holding Co.	7,795	130,956
AMERISAFE, Inc.	4,295	225,659
Atlas Financial Holdings, Inc. (a)	1,597	28,969

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2016 (unaudited) (continued)

	Shares	Value*

Enstar Group Ltd. (a)	265	$43,084
Federated National Holding Co.	1,051	20,663
Hanover Insurance Group, Inc.	9,637	869,450
National General Holdings Corp.	6,388	137,917
ProAssurance Corp.	3,240	163,944
Universal Insurance Holdings, Inc.	23,500	418,300

		2,038,942

Internet & Catalog Retail—0.1%
Duluth Holdings, Inc. (a)	1,354	26,389
Nutrisystem, Inc.	2,125	44,349

		70,738

Internet Software & Services—0.9%
Autobytel, Inc. (a)	2,619	45,466
Five9, Inc. (a)	3,659	32,528
GTT Communications, Inc. (a)	1,847	30,549
IntraLinks Holdings, Inc. (a)	3,540	27,895
j2 Global, Inc.	1,791	110,290
Monster Worldwide, Inc. (a)	4,323	14,093
SPS Commerce, Inc. (a)	518	22,243
TechTarget, Inc. (a)	3,104	23,032
WebMD Health Corp. (a)	6,159	385,738

		691,834

IT Services—4.2%
CACI International, Inc., Class A (a)	595	63,486
Cardtronics, Inc. (a)	17,910	644,581
Convergys Corp.	6,628	184,060
EPAM Systems, Inc. (a)	1,798	134,257
Euronet Worldwide, Inc. (a)	6,003	444,882
First Data Corp., Class A (a)	6,775	87,668
Forrester Research, Inc.	2,240	75,286
Hackett Group, Inc.	2,673	40,416
Luxoft Holding, Inc. (a)	7,985	439,415
MAXIMUS, Inc.	2,514	132,337
NeuStar, Inc., Class A (a)	25,280	621,888
Perficient, Inc. (a)	6,800	147,696
Travelport Worldwide Ltd.	9,197	125,631
Virtusa Corp. (a)	943	35,325

		3,176,928

Leisure Equipment & Products—0.6%
Nautilus, Inc. (a)	2,920	56,415
Smith & Wesson Holding Corp. (a)	13,660	363,629

		420,044

Life Sciences Tools & Services—3.6%
Albany Molecular Research, Inc. (a)	37,867	578,987
Bio-Rad Laboratories, Inc., Class A (a)	2,445	334,280
Cambrex Corp. (a)	18,393	809,292
Charles River Laboratories International, Inc. (a)	8,830	670,550
ICON PLC (a)	1,972	148,097
NeoGenomics, Inc. (a)	8,081	54,466
PAREXEL International Corp. (a)	2,087	130,918

		2,726,590

Machinery—0.9%
Briggs & Stratton Corp.	9,630	230,350
Douglas Dynamics, Inc.	1,815	41,582
ESCO Technologies, Inc.	1,285	50,089
John Bean Technologies Corp.	4,120	232,409
Kadant, Inc.	858	38,747
Lydall, Inc. (a)	1,242	40,390
NN, Inc.	1,142	15,622

		649,189

Marine—0.1%
Matson, Inc.	2,239	89,941

Media—1.8%
AMC Entertainment Holdings, Inc., Class A	21,435	599,966
Cable One, Inc.	250	109,283
Entravision Communications Corp., Class A	5,328	39,640
National CineMedia, Inc.	2,770	42,132
Regal Entertainment Group, Class A	2,045	43,231
Scholastic Corp.	5,220	195,071
Viacom, Inc., Class A	8,135	368,515

		1,397,838

	Shares	Value*

Metals & Mining—0.5%
Kaiser Aluminum Corp.	4,309	$364,283

Multi-Utilities—0.4%
NorthWestern Corp.	730	45,078
Unitil Corp.	5,880	249,841

		294,919

Oil, Gas & Consumable Fuels—1.6%
Bill Barrett Corp. (a)	2,851	17,733
Boardwalk Pipeline Partners L.P.	25,090	369,827
Callon Petroleum Co. (a)	4,192	37,099
Cone Midstream Partners L.P.	9,505	118,907
Diamondback Energy, Inc. (a)	1,858	143,400
Matador Resources Co. (a)	6,735	127,696
PDC Energy, Inc. (a)	1,762	104,751
Sanchez Energy Corp. (a)	24,975	137,113
Synergy Resources Corp. (a)	16,810	130,614

		1,187,140

Paper & Forest Products—0.0%
Neenah Paper, Inc.	546	34,758

Personal Products—0.2%
Nutraceutical International Corp. (a)	7,430	180,920

Pharmaceuticals—1.5%
ANI Pharmaceuticals, Inc. (a)	6,811	229,258
Cempra, Inc. (a)	878	15,383
Dermira, Inc. (a)	1,088	22,500
Impax Laboratories, Inc. (a)	3,709	118,762
Intersect ENT, Inc. (a)	1,578	29,982
Intra-Cellular Therapies, Inc. (a)	683	18,988
Omeros Corp. (a)	1,904	29,207
Prestige Brands Holdings, Inc. (a)	8,465	451,946
Supernus Pharmaceuticals, Inc. (a)	11,281	172,035
Teligent, Inc. (a)	4,595	22,516

		1,110,577

Professional Services—2.6%
CBIZ, Inc. (a)	10,340	104,331
Exponent, Inc.	2,990	152,520
GP Strategies Corp. (a)	1,242	34,031
Heidrick & Struggles International, Inc.	12,120	287,244
Insperity, Inc.	13,125	678,956
Kforce, Inc.	1,660	32,503
Navigant Consulting, Inc. (a)	36,660	579,594
On Assignment, Inc. (a)	3,680	135,865

		2,005,044

Real Estate Investment Trust—4.6%
American Capital Mortgage Investment Corp., REIT	3,530	51,820
Anworth Mortgage Asset Corp.	32,800	152,848
Ares Commercial Real Estate Corp., REIT	48,370	529,651
Armour Residential REIT, Inc.	27,380	589,491
Capstead Mortgage Corp., REIT	16,995	168,081
Cousins Properties, Inc., REIT	42,855	444,835
CYS Investments, Inc.	5,185	42,206
Dynex Capital, Inc.	80,780	537,187
RLJ Lodging Trust	8,895	203,518
Summit Hotel Properties, Inc.	8,890	106,413
Sunstone Hotel Investors, Inc.	24,425	341,950
Winthrop Realty Trust, REIT (a)	22,500	295,425

		3,463,425

Road & Rail—0.2%
Celadon Group, Inc.	2,264	23,727
Swift Transportation Co. (a)	7,605	141,681

		165,408

Semiconductors & Semiconductor Equipment—3.9%
Advanced Energy Industries, Inc. (a)	25,540	888,537
Alpha & Omega Semiconductor Ltd. (a)	4,505	53,384
Brooks Automation, Inc.	7,125	74,100
CEVA, Inc. (a)	1,681	37,822
DSP Group, Inc. (a)	6,250	57,000
Inphi Corp. (a)	5,523	184,137
Integrated Device Technology, Inc. (a)	22,401	457,876
MaxLinear, Inc., Class A (a)	11,035	204,147
Mellanox Technologies Ltd. (a)	1,927	104,694
Microsemi Corp. (a)	4,876	186,799

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2016 (unaudited) (continued)

	Shares	Value*

MKS Instruments, Inc.	1,235	$46,498
PDF Solutions, Inc. (a)	2,418	32,353
Photronics, Inc. (a)	48,465	504,521
Semtech Corp. (a)	4,330	95,217
Tower Semiconductor Ltd. (a)	2,605	31,573

		2,958,658

Software—4.7%
Aspen Technology, Inc. (a)	14,715	531,653
Callidus Software, Inc. (a)	11,227	187,266
Ellie Mae, Inc. (a)	1,439	130,431
Fair Isaac Corp.	1,431	151,815
Gigamon, Inc. (a)	5,626	174,519
Guidewire Software, Inc. (a)	2,285	124,487
Manhattan Associates, Inc. (a)	11,290	642,062
Paycom Software, Inc. (a)	3,987	141,937
Paylocity Holding Corp. (a)	3,638	119,108
Proofpoint, Inc. (a)	1,548	83,251
PTC, Inc. (a)	2,852	94,572
Rubicon Project, Inc. (a)	2,463	45,024
Silver Spring Networks, Inc. (a)	3,301	48,690
Take-Two Interactive Software, Inc. (a)	22,812	859,328
Telenav, Inc. (a)	4,052	23,907
Textura Corp. (a)	1,775	33,068
Ultimate Software Group, Inc. (a)	875	169,313

		3,560,431

Specialty Retail—2.6%
American Eagle Outfitters, Inc.	4,615	76,932
Asbury Automotive Group, Inc. (a)	1,323	79,168
Burlington Stores, Inc. (a)	2,380	133,851
Children’s Place, Inc.	2,570	214,518
Citi Trends, Inc.	1,190	21,218
Destination XL Group, Inc. (a)	20,110	103,969
Express, Inc. (a)	44,494	952,617
Kirkland’s, Inc.	1,936	33,899
Monro Muffler Brake, Inc.	595	42,525
Party City Holdco, Inc. (a)	5,380	80,915
Shoe Carnival, Inc.	1,312	35,371
Sportsman’s Warehouse Holdings, Inc. (a)	12,794	161,204

		1,936,187

Technology Hardware, Storage & Peripherals—0.7%
Electronics For Imaging, Inc. (a)	5,818	246,625
Super Micro Computer, Inc. (a)	8,435	287,465

		534,090

Textiles, Apparel & Luxury Goods—0.9%
G-III Apparel Group Ltd. (a)	2,235	109,269
Kate Spade & Co. (a)	6,100	155,672
Oxford Industries, Inc.	1,672	112,409
Perry Ellis International, Inc. (a)	17,710	326,041

		703,391

Thrifts & Mortgage Finance—3.2%
America First Multifamily Investors L.P.	30,890	162,172
BankFinancial Corp.	3,545	41,902
Beneficial Bancorp, Inc. (a)	9,785	133,957
Capitol Federal Financial, Inc.	13,910	184,447
Charter Financial Corp.	24,395	329,332
Clifton Bancorp, Inc.	18,835	284,785
Dime Community Bancshares, Inc.	2,680	47,222
First Defiance Financial Corp.	864	33,186
Kearny Financial Corp. (a)	3,415	42,175
LendingTree, Inc. (a)	2,652	259,312
Meridian Bancorp, Inc.	3,243	45,143
Meta Financial Group, Inc.	1,350	61,560
Northfield Bancorp, Inc.	12,240	201,226
Northwest Bancshares, Inc.	18,215	246,085
Territorial Bancorp, Inc.	1,795	46,778
Waterstone Financial, Inc.	22,765	311,425

		2,430,707

	Shares	Value*

Tobacco—0.9%
Universal Corp.	5,505	$312,739
Vector Group Ltd.	15,369	351,028

		663,767

Trading Companies & Distributors—0.7%
Applied Industrial Technologies, Inc.	970	42,098
Beacon Roofing Supply, Inc. (a)	3,475	142,510
Kaman Corp.	6,215	265,318
MSC Industrial Direct Co., Inc., Class A	790	60,285

		510,211

Transportation Infrastructure—0.2%
Macquarie Infrastructure Corp.	2,756	185,865

Water Utilities—0.4%
Artesian Resources Corp., Class A	2,155	60,254
California Water Service Group	1,630	43,553
Connecticut Water Service, Inc.	2,730	123,123
Middlesex Water Co.	1,340	41,339

		268,269

Wireless Telecommunication Services—1.1%
Boingo Wireless, Inc. (a)	4,343	33,528
Shenandoah Telecommunications Co.	2,750	73,562
Telephone & Data Systems, Inc.	23,995	722,010

		829,100

Total Common Stock (cost—$70,317,650)		74,853,635

	Principal Amount (000s)

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $1,177,001; collateralized by U.S. Treasury Notes, 1.625%, due 11/30/20, valued at $1,202,906 including accrued interest (cost—$1,177,000)	$1,177	1,177,000

Total Investments (cost—$71,494,650)—100.4%		76,030,635

Liabilities in excess of other assets—(0.4)%		(278,481)

Net Assets—100.0%		$75,752,154

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Technology Fund

March 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.1%

Automobiles—0.0%
Tesla Motors, Inc. (d)	100	$22,977

Chemicals—0.0%
Monsanto Co.	100	8,774

Communications Equipment—4.6%
Cisco Systems, Inc. (b)	1,488,688	42,382,947
Juniper Networks, Inc.	100	2,551
Lumentum Holdings, Inc. (d)	20	540
Motorola Solutions, Inc.	100	7,570
Nokia Oyj ADR	100	591
Palo Alto Networks, Inc. (d)	101,823	16,611,404
Viavi Solutions, Inc. (d)	100	686

		59,006,289

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR	6,000	207,540

Diversified Telecommunication Services—2.1%
AT&T, Inc.	412,488	16,157,155
Verizon Communications, Inc.	194,649	10,526,618

		26,683,773

Electrical Equipment—0.0%
Nidec Corp.	100	6,842
SolarCity Corp. (d)	100	2,458

		9,300

Electronic Equipment, Instruments & Components—1.5%
CDW Corp.	46,807	1,942,491
Corning, Inc.	633,437	13,232,499
Fitbit, Inc., Class A (d)	100	1,515
Flextronics International Ltd. (d)	100	1,206
Ingram Micro, Inc., Class A (d)	113,975	4,092,842
IPG Photonics Corp. (d)	100	9,608
LG Display Co., Ltd.	1,000	23,151
Murata Manufacturing Co., Ltd.	100	12,067
Samsung Electro-Mechanics Co., Ltd.	170	8,743
Tech Data Corp. (d)	6,995	537,006
TPK Holding Co., Ltd.	100	217

		19,861,345

Health Care Equipment & Supplies—0.0%
Hoya Corp.	100	3,801

Household Durables—1.1%
Garmin Ltd.	349,874	13,980,965
Harman International Industries, Inc.	100	8,904

		13,989,869

Internet & Catalog Retail—6.2%
Amazon.com, Inc. (d)	108,377	64,336,922
Ctrip.com International Ltd. ADR (d)	44,350	1,962,931
Expedia, Inc.	12,875	1,388,183
Netflix, Inc. (d)	65,767	6,723,360
Priceline Group, Inc. (d)	4,390	5,658,534
Rakuten, Inc.	1,000	9,653
TripAdvisor, Inc. (d)	100	6,650
Vipshop Holdings Ltd. ADR (d)	100	1,288

		80,087,521

Internet Software & Services—19.9%
58.com, Inc. ADR (d)	100	5,565
Akamai Technologies, Inc. (d)	100	5,557
Alibaba Group Holding Ltd. ADR (d)	100	7,903
Alphabet, Inc., Class A (b)(d)	77,615	59,212,483
Alphabet, Inc., Class C (d)	72,367	53,909,797
Autohome, Inc. ADR (d)	4,968	138,806
Cornerstone OnDemand, Inc. (d)	100	3,277
Criteo S.A. ADR (d)	264,890	10,971,744
eBay, Inc. (b)(d)	100	2,386

	Shares	Value*

Facebook, Inc., Class A (d)	890,743	$101,633,776
NAVER Corp.	100	55,727
NetEase, Inc. ADR	58,758	8,436,474
Phoenix New Media Ltd. ADR (d)	100	445
Qihoo 360 Technology Co., Ltd. ADR (d)	100	7,555
Rackspace Hosting, Inc. (d)	100	2,159
SINA Corp. (d)	100	4,737
Tencent Holdings Ltd.	587,900	12,026,826
Twitter, Inc. (d)	100	1,655
Yahoo!, Inc. (d)	100	3,681
Yelp, Inc. (d)	100	1,988
Youku Tudou, Inc. ADR (d)	367,094	10,091,414
Zillow Group, Inc., Class A (d)	100	2,555
Zillow Group, Inc., Class C (d)	200	4,746

		256,531,256

IT Services—13.5%
Accenture PLC, Class A	123,970	14,306,138
Alliance Data Systems Corp. (d)	100	22,000
Automatic Data Processing, Inc.	187,188	16,792,635
Cognizant Technology Solutions Corp., Class A (d)	123,588	7,748,968
Computer Sciences Corp.	179,579	6,175,722
CSRA, Inc.	95,150	2,559,535
Fidelity National Information Services, Inc.	104,785	6,633,938
Fiserv, Inc. (d)	107,340	11,010,937
Global Payments, Inc.	99,393	6,490,363
Mastercard, Inc., Class A	62,623	5,917,874
Paychex, Inc.	20,940	1,130,969
PayPal Holdings, Inc. (d)	397,397	15,339,524
Sabre Corp.	263,450	7,618,974
Tata Consultancy Services Ltd.	1,000	38,202
Total System Services, Inc.	153,762	7,315,996
Vantiv, Inc., Class A (d)	130,600	7,036,728
Visa, Inc., Class A (b)	752,588	57,557,930

		173,696,433

Media—1.6%
Comcast Corp., Class A	334,781	20,448,423

Professional Services—0.0%
Verisk Analytics, Inc., Class A (d)	100	7,992

Real Estate Investment Trust—0.7%
American Tower Corp.	52,897	5,415,066
Equinix, Inc.	12,620	4,173,560

		9,588,626

Semiconductors & Semiconductor Equipment—16.9%
Advanced Micro Devices, Inc. (d)	100	285
Analog Devices, Inc.	66,705	3,948,269
Applied Materials, Inc.	878,845	18,613,937
Atmel Corp.	1,899,605	15,424,793
Broadcom Ltd.	244,665	37,800,742
Intel Corp.	175,520	5,678,072
KLA-Tencor Corp.	84,680	6,165,551
Lam Research Corp.	423,256	34,960,946
Maxim Integrated Products, Inc.	186,485	6,858,918
MediaTek, Inc.	1,000	7,671
Microchip Technology, Inc.	259,380	12,502,116
Micron Technology, Inc. (b)(d)	201,750	2,112,322
NVIDIA Corp.	179,771	6,405,241
NXP Semiconductors NV (d)	100	8,107
Qorvo, Inc. (d)	67,000	3,377,470
QUALCOMM, Inc.	350,534	17,926,309
SK Hynix, Inc.	1,000	24,618
Skyworks Solutions, Inc.	404,218	31,488,582
SunEdison, Inc. (d)	100	54
SunPower Corp. (d)	11,500	256,910
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	292,850	7,672,670
Teradyne, Inc.	100	2,159
Texas Instruments, Inc.	93,360	5,360,731

Schedule of Investments

AllianzGI Technology Fund

March 31, 2016 (unaudited) (continued)

	Shares	Value*

Veeco Instruments, Inc. (d)	100	$1,948
Xilinx, Inc.	44,845	2,126,998

		218,725,419

Software—19.3%
Activision Blizzard, Inc.	206,528	6,988,908
Adobe Systems, Inc. (d)	153,939	14,439,478
Aspen Technology, Inc. (d)	100	3,613
Atlassian Corp. PLC, Class A (d)	10	252
Check Point Software Technologies Ltd. (d)	100	8,747
Electronic Arts, Inc. (d)	131,595	8,699,745
FireEye, Inc. (d)	100	1,799
Fortinet, Inc. (d)	25,343	776,256
Guidewire Software, Inc. (d)	96,115	5,236,345
Imperva, Inc. (d)	355,979	17,976,940
Intuit, Inc.	205,578	21,382,168
Microsoft Corp. (b)	1,466,596	81,000,097
NetSuite, Inc. (d)	100	6,849
Oracle Corp.	1,029,515	42,117,459
Paycom Software, Inc. (d)	52,984	1,886,230
Proofpoint, Inc. (d)	151,943	8,171,495
Red Hat, Inc. (d)	100	7,451
Sage Group PLC	640,845	5,778,114
Salesforce.com, Inc. (d)	300,418	22,179,861
ServiceNow, Inc. (d)	100	6,118
Sophos Group PLC	149,310	466,872
Splunk, Inc. (d)	100	4,893
Symantec Corp.	100	1,838
Tableau Software, Inc., Class A (d)	137,635	6,313,317
Workday, Inc., Class A (d)	66,360	5,099,102
Zendesk, Inc. (d)	100	2,093

		248,556,040

Technology Hardware, Storage & Peripherals—9.7%
Apple, Inc. (b)	771,254	84,058,973
Catcher Technology Co., Ltd.	1,000	8,196
Diebold, Inc.	100	2,891
EMC Corp.	571,445	15,229,009
FUJIFILM Holdings Corp.	100	3,953
Hewlett Packard Enterprise Co.	931,945	16,523,385
HP, Inc.	100	1,232
Lenovo Group Ltd.	455,000	355,790
NEC Corp.	16,000	40,224
NetApp, Inc.	289,325	7,895,679
Samsung Electronics Co., Ltd.	100	114,761
SanDisk Corp.	100	7,608
Western Digital Corp.	13,930	658,053

		124,899,754

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (d)	100	3,830

Total Common Stock (cost—$1,017,903,431)		1,252,338,962

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE A50 China Index	1,000	1,300
iShares MSCI Emerging Markets Index	100	3,425

Total Exchange-Traded Funds (cost—$5,747)		4,725

	Principal Amount (000s)	Value*

Repurchase Agreements—2.6%
State Street Bank and Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $33,129,028; collateralized by Fannie Mae, 1.375%, due 2/26/21, valued at $4,565,700 including accrued interest and U.S. Treasury Notes, 3.625%, due 2/15/21, valued at $29,229,725 including accrued interest (cost—$33,129,000)	$33,129	$33,129,000

	Contracts

OPTIONS PURCHASED (d)(e)—0.2%

Call Options—0.2%
Microsoft Corp., strike price $52.50, expires 1/20/17 (cost—$1,878,240)	6,000	3,495,000

Total Investments, before options written and securities sold short (cost—$1,052,916,418)—99.9%		1,288,967,687

OPTIONS WRITTEN (d)(e)—(0.1)%

Call Options—(0.0)%
Cognizant Technology Solutions Corp., strike price $65.00, expires 4/15/16	3,693	(83,092)
Tableau Software, Inc., strike price $100.00, expires 4/15/16	1,200	(33,000)
Tesla Motors, Inc., strike price $250.00, expires 5/20/16	460	(443,900)

		(559,992)

Put Options—(0.1)%
Microsoft Corp., strike price $43.00, expires 1/20/17	6,000	(756,000)

Total Options Written (premiums received—$5,071,966)		(1,315,992)

	Shares

SECURITIES SOLD SHORT—(3.1)%

Common Stock—(3.1)%

Communications Equipment—(0.0)%
F5 Networks, Inc. (d)	5,510	(583,234)

Internet Software & Services—(0.3)%
Box, Inc., Class A (d)	220,065	(2,697,997)
LinkedIn Corp., Class A (d)	4,675	(534,586)

		(3,232,583)

IT Services—(2.6)%
International Business Machines Corp.	224,205	(33,955,847)

Semiconductors & Semiconductor Equipment—(0.2)%
Cypress Semiconductor Corp. (d)	100	(866)
Infineon Technologies AG (c)(d)	164,220	(2,328,365)

		(2,329,231)

Technology Hardware, Storage & Peripherals—(0.0)%
Seagate Technology PLC	774	(26,664)

Total Securities Sold Short (proceeds received—$36,686,587)		(40,127,559)

Schedule of Investments

AllianzGI Technology Fund

March 31, 2016 (unaudited) (continued)

Value*

Total Investments, net of options written and securities sold short (cost—$1,011,157,865) (a)—96.7%	$1,247,524,136

Other assets less other liabilities (f)—3.3%	42,321,607

Net Assets—100.0%	$1,289,845,743

Notes to Schedule of Investments:

(a)	Securities (net of securities sold short) with an aggregate value of $16,658,363, representing 1.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(c)	Affiliated security.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at March 31, 2016:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short:	E-mini S&P 500 Index	(445)	$(45,646)	6/17/16	$(675,589)

(g)	Transactions in options written for the nine months ended March 31, 2016:

	Contracts	Premiums
Options outstanding, June 30, 2015	44,408	$19,551,433
Options written	41,328	29,700,787
Options terminated in closing transactions	(53,022)	(30,081,433)
Options expired	(21,361)	(14,098,821)

Options outstanding, March 31, 2016	11,353	$5,071,966

(h)	At March 31, 2016, the Fund pledged $3,300,812 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Adviser (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Adviser circumstances and events that may require fair valuation. The Investment Adviser, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2016 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/16
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$10,909,438	$—	$—	$10,909,438
China	9,986,895	29,622,050	—	39,608,945
Mexico	5,826,626	—	—	5,826,626
Russian Federation	8,999,879	—	—	8,999,879
South Africa	2,392,817	11,459,416	—	13,852,233
United States	11,025,609	—	—	11,025,609
All Other	—	131,437,697	—	131,437,697
Preferred Stock:
Brazil	4,990,699	—	—	4,990,699
Russian Federation	—	—	5,594,869	5,594,869
Repurchase Agreements	—	1,974,000	—	1,974,000

Totals	$54,131,963	$174,493,163	$5,594,869	$234,219,995

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$703,063,130	$—	$—	$703,063,130
Repurchase Agreements	—	75,341,000	—	75,341,000

Totals	$703,063,130	$75,341,000	$—	$778,404,130

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/16
AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Denmark	$—	$837,484	$—	$837,484
France	—	1,879,640	—	1,879,640
Germany	—	999,656	—	999,656
Norway	—	417,817	—	417,817
Spain	—	953,758	—	953,758
Switzerland	1,217,570	819,026	—	2,036,596
United Kingdom	—	3,449,697	—	3,449,697
All Other	27,208,043	—	—	27,208,043
Exchange-Traded Funds	1,175,227	—	—	1,175,227
Repurchase Agreements	—	646,000	—	646,000

	29,600,840	10,003,078	—	39,603,918

Investments in Securities—Liabilities
Options Written:
Market Price	(232,566)	—	—	(232,566)

Totals	$29,368,274	$10,003,078	$—	$39,371,352

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$123,803	$3,095,330	$—	$3,219,133
Austria	—	692,409	—	692,409
Belgium	—	1,528,757	—	1,528,757
China	—	2,980,998	—	2,980,998
Denmark	—	3,818,051	—	3,818,051
Finland	—	2,868,856	—	2,868,856
France	—	9,396,502	—	9,396,502
Germany	—	4,343,831	—	4,343,831
Hong Kong	—	747,958	—	747,958
Ireland	4,178,532	907,608	—	5,086,140
Italy	—	4,082,826	—	4,082,826
Japan	—	30,809,417	—	30,809,417
Korea (Republic of)	—	1,758,738	—	1,758,738
Netherlands	—	1,725,021	—	1,725,021
Norway	—	11,195	—	11,195
Philippines	—	788,437	—	788,437
Singapore	—	411,005	—	411,005
Spain	—	5,131,959	—	5,131,959
Sweden	—	8,921,502	—	8,921,502
Switzerland	—	4,272,851	—	4,272,851
Taiwan	—	1,220,029	—	1,220,029
United Kingdom	1,354,768	6,611,905	—	7,966,673
All Other	135,099,298	—	—	135,099,298
Repurchase Agreements	—	5,595,000	—	5,595,000

	140,756,401	101,720,185	—	242,476,586

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(691)	—	(691)

Totals	$140,756,401	$101,719,494	$—	$242,475,895

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/16
AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Biotechnology	$53,259,787	$2,852,605	$—	$56,112,392
Pharmaceuticals	50,346,606	14,615,563	—	64,962,169
All Other	51,527,550	—	—	51,527,550
Repurchase Agreements	—	9,867,000	—	9,867,000

	155,133,943	27,335,168	—	182,469,111

Investments in Securities—Liabilities
Securities Sold Short, at value	(3,196,146)	—	—	(3,196,146)

Totals	$151,937,797	$27,335,168	$—	$179,272,965

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$—	$—	$1,678,696	$1,678,696
All Other	1,014,795,561	—	—	1,014,795,561
Corporate Bonds & Notes	—	923,682,308	—	923,682,308
Convertible Bonds	—	642,006,909	—	642,006,909
Convertible Preferred Stock:
Food & Beverage	—	11,482,113	—	11,482,113
Health Care Providers & Services	20,396,760	—	6,094,568	26,491,328
Hotels, Restaurants & Leisure	—	—	920,600	920,600
Oil, Gas & Consumable Fuels	7,503,192	2,582,937	—	10,086,129
All Other	153,830,304	—	—	153,830,304
Senior Loans	—	—	13,091,944	13,091,944
Preferred Stock	—	—	80	80
Repurchase Agreements	—	67,130,000	—	67,130,000

	1,196,525,817	1,646,884,267	21,785,888	2,865,195,972

Investments in Securities—Liabilities
Options Written:
Market Price	(994,077)	—	—	(994,077)

Totals	$1,195,531,740	$1,646,884,267	$21,785,888	$2,864,201,895

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$284,514,125	$—	$—	$284,514,125
Repurchase Agreements	—	524,000	—	524,000

Totals	$284,514,125	$524,000	$—	$285,038,125

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$5,492,184,892	$—	$—	$5,492,184,892
Repurchase Agreements	—	10,541,000	—	10,541,000

Totals	$5,492,184,892	$10,541,000	$—	$5,502,725,892

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Australia	$26,263,054	$17,518,456	$—	$43,781,510
Canada	96,657,748	—	—	96,657,748
India	29,540,728	—	—	29,540,728
Israel	40,865,587	—	—	40,865,587
Japan	—	166,824,093	23,663,703	190,487,796
Korea (Republic of)	44,963,131	—	—	44,963,131
Mexico	28,637,320	—	—	28,637,320
Russian Federation	26,375,739	—	—	26,375,739
Singapore	30,057,430	—	—	30,057,430
South Africa	36,763,209	—	—	36,763,209
Sweden	11,137,949	79,455,473	—	90,593,422
Taiwan	28,809,520	—	—	28,809,520
Turkey	11,526,651	—	—	11,526,651
United Kingdom	115,264,762	139,678,131	—	254,942,893
United States	10,149,180	—	—	10,149,180
All Other	—	434,026,189	—	434,026,189
Repurchase Agreements	—	22,734,000	—	22,734,000

Totals	$537,012,008	$860,236,342	$23,663,703	$1,420,912,053

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/16
AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$511,144,053	$—	$—	$511,144,053
Repurchase Agreements	—	1,465,000	—	1,465,000

Totals	$511,144,053	$1,465,000	$—	$512,609,053

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$617,339,465	$—	$—	$617,339,465
Mutual Funds	5,948,239	—	—	5,948,239
Repurchase Agreements	—	10,114,000	—	10,114,000

Totals	$623,287,704	$10,114,000	$—	$633,401,704

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$4,041,978,593	$—	$—	$4,041,978,593
Mutual Funds	41,993,776	—	—	41,993,776
Repurchase Agreements	—	234,582,000	—	234,582,000

Totals	$4,083,972,369	$234,582,000	$—	$4,318,554,369

AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock	$74,853,635	$—	$—	$74,853,635
Repurchase Agreements	—	1,177,000	—	1,177,000

Totals	$74,853,635	$1,177,000	$—	$76,030,635

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/16
AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electrical Equipment	$2,458	$6,842	$—	$9,300
Electronic Equipment, Instruments & Components	19,817,167	44,178	—	19,861,345
Health Care Equipment & Supplies	—	3,801	—	3,801
Internet & Catalog Retail	80,077,868	9,653	—	80,087,521
Internet Software & Services	244,448,703	12,082,553	—	256,531,256
IT Services	173,658,231	38,202	—	173,696,433
Semiconductors & Semiconductor Equipment	218,693,130	32,289	—	218,725,419
Software	242,311,054	6,244,986	—	248,556,040
Technology Hardware, Storage & Peripherals	124,376,830	522,924	—	124,899,754
All Other	129,968,093	—	—	129,968,093
Exchange-Traded Funds	3,425	1,300	—	4,725
Repurchase Agreements	—	33,129,000	—	33,129,000
Options Purchased:
Market Price	3,495,000	—	—	3,495,000

	1,236,851,959	52,115,728	—	1,288,967,687

Investments in Securities—Liabilities
Options Written:
Market Price	(1,315,992)	—	—	(1,315,992)
Securities Sold Short, at value:
Semiconductors & Semiconductor Equipment	(866)	(2,328,365)	—	(2,329,231)
All Other	(37,798,328)	—	—	(37,798,328)

	(39,115,186)	(2,328,365)	—	(41,443,551)

Other Financial Instruments*—Liabilities
Market Price	(675,589)	—	—	(675,589)

Totals	$1,197,061,184	$49,787,363	$—	$1,246,848,547

At March 31, 2016, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Emerging Markets Opportunities	$6,383,650	(a)	$1,223,691	(b)
AllianzGI Global Small-Cap	10,790,857	(a)	1,711,770	(b)
AllianzGI Technology	39,502	(a)	—

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2015, which was applied on March 31, 2016.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2015, which was not applied on March 31, 2016.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2016, was as follows:

	Beginning Balance 6/30/15	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/16
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Preferred Stock:
Russian Federation	$3,125,715	$3,138,369	$(453,641)	$—	$(124,773)	$(90,801)	$—	$—	$5,594,869
Common Stock:
China	3,265,928	147,035	(2,195,085)	—	(1,966,249)	748,371	—	—	—
Rights:
Korea (Republic of)	6,135	—	—	—	—	(6,135)	—	—	—

Totals	$6,397,778	$3,285,404	$(2,648,726)	$—	$(2,091,022)	$651,435	$—	$—	$5,594,869

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$507,498	$15,769	$(412,037)	$—	$(69,840)	$(41,390)	$—	$—	$—

AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants:
Pharmaceuticals	$135,955	$—	$— †	$—	$(125,814)	$(10,141)	$—	$—	$—

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	—	$1,422,157	—	—	$—	$256,539	$—	$—	$1,678,696
Convertible Preferred Stock:
Automobiles	$4,502,448	—	$(4,675,824)††	—	—	173,376	—	—	—
Banks	8,393,095	—	(8,883,702)††	—	—	490,607	—	—	—
Food Products	7,795,380	—	(8,683,804)††	—	—	888,424	—	—	—
Health Care Providers & Services	11,543,228	—	(4,720,180)††	$1,590,656	—	(2,319,136)	—	—	6,094,568
Hotels, Restaurants & Leisure	—	1,000,000	—	—	—	(79,400)	—	—	920,600
Senior Loans:
Media	—	13,091,944	—	—	—	—	—	—	13,091,944
Preferred Stock	—	8,000,000	—	—	—	(7,999,920)	—	—	80

Totals	$32,234,151	$23,514,101	$(26,963,510)	$1,590,656	$—	$(8,589,510)	$—	$—	$21,785,888

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Japan	$—	$36,145,568	$(3,930,055)	$—	$(1,140,915)	$(7,410,895)	$—	$—	$23,663,703

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2016:

	Ending Balance at 3/31/16	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Preferred Stock	$5,594,869	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$0.67

	Ending Balance at 3/31/16	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock	$1,678,696	Fundamental Analytical Data Relating to the Investment	Price of Stock		$20.93
Convertible Preferred Stock	$7,015,168	Third-Party Pricing Vendor	Single Broker Quote		$92.06-$97.56
Senior Loans	$13,091,944	Model Price	Proprietary Data Used in Model		$100
Preferred Stock	$80	Model Price	Liquidation Value		$0.01

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock	$23,663,703	Last Exchange-Traded Closing Price	Trading Volume	JPY	514.78

Glossary:

JPY—Japanese Yen

*	Other financial instruments are derivatives, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
†	Security was written off accounting records as worthless.
††	Conversion

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at March 31, 2016 was:

AllianzGI Emerging Markets Opportunities	$(835,055)
AllianzGI Income & Growth	(10,543,161)
AllianzGI NFJ International Value	(7,410,895)

At March 31, 2016, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$224,682,985	$18,970,048	$9,433,038	$9,537,010
AllianzGI Focused Growth	602,441,977	186,674,043	10,711,890	175,962,153
AllianzGI Global Natural Resources	42,249,614	2,874,305	5,520,001	(2,645,696)
AllianzGI Global Small-Cap	213,908,070	36,186,286	7,617,770	28,568,516
AllianzGI Health Sciences	187,593,027	10,989,283	16,113,199	(5,123,916)
AllianzGI Income & Growth	3,375,702,827	15,067,787	525,574,642	(510,506,855)
AllianzGI Mid-Cap	256,916,151	39,327,753	11,205,779	28,121,974
AllianzGI NFJ Dividend Value	5,193,377,738	646,913,532	337,565,378	309,348,154
AllianzGI NFJ International Value	1,527,922,756	72,179,004	179,189,707	(107,010,703)
AllianzGI NFJ Large-Cap Value	459,753,305	83,422,895	30,567,147	52,855,748
AllianzGI NFJ Mid-Cap Value	558,173,920	101,385,145	26,157,361	75,227,784
AllianzGI NFJ Small-Cap Value	4,128,106,884	503,760,040	313,312,555	190,447,485
AllianzGI Small-Cap Blend	71,729,701	7,011,683	2,710,749	4,300,934
AllianzGI Technology	1,073,355,916	217,184,406	1,572,635	215,611,771

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: May 24, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: May 24, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 24, 2016